American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
May 31, 2022

Avantis® Emerging Markets Equity Fund - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Brazil — 6.5%
3R Petroleum Oleo E Gas SA(1)	10,200	105,444
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,800	2,092
AES Brasil Energia SA	16,800	37,612
Aliansce Sonae Shopping Centers SA	9,500	38,379
Alpargatas SA, Preference Shares	3,300	15,248
Alupar Investimento SA	8,900	50,094
Ambev SA, ADR	59,269	175,436
Americanas SA	7,417	31,462
Anima Holding SA(1)	600	698
Atacadao SA	14,600	59,567
Auren Energia SA	17,602	51,481
Azul SA, ADR(1)	1,804	22,965
B3 SA - Brasil Bolsa Balcao	69,300	185,333
Banco ABC Brasil SA, Preference Shares	3,900	13,327
Banco BMG SA, Preference Shares	4,900	2,815
Banco Bradesco SA	33,259	117,149
Banco Bradesco SA, ADR	108,477	461,027
Banco BTG Pactual SA	25,300	133,725
Banco do Brasil SA	25,660	197,341
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	19,000	40,978
Banco Inter SA	1,500	3,888
Banco Inter SA, Preference Shares	6,900	6,098
Banco Mercantil do Brasil SA, Preference Shares	800	1,720
Banco Pan SA, Preference Shares	11,300	19,021
Banco Santander Brasil SA, ADR(2)	9,281	65,988
BB Seguridade Participacoes SA	19,100	106,621
BK Brasil Operacao e Assessoria a Restaurantes SA(1)	10,800	16,771
Boa Vista Servicos SA	11,700	14,771
BR Malls Participacoes SA	61,400	109,040
BR Properties SA	8,200	15,114
BrasilAgro - Co. Brasileira de Propriedades Agricolas	6,400	43,551
Braskem SA, ADR	3,958	74,806
BRF SA, ADR(1)	30,252	97,411
C&A MODAS SA(1)	4,900	3,186
Camil Alimentos SA	13,900	27,756
CCR SA	61,200	170,109
Centrais Eletricas Brasileiras SA, ADR(2)	7,470	65,661
Centrais Eletricas Brasileiras SA, Class B Preference Shares	7,300	63,422
Cia Brasileira de Distribuicao, ADR	9,143	39,498
Cia de Locacao das Americas	10,400	55,648
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,823	27,186
Cia de Saneamento de Minas Gerais-COPASA	14,600	41,073
Cia de Saneamento do Parana	7,500	31,609
Cia de Saneamento do Parana, Preference Shares	71,900	60,817
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	8,900	45,450
Cia Energetica de Minas Gerais, ADR	51,878	128,138
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	3,800	43,801
Cia Paranaense de Energia, ADR	11,513	87,614

Cia Paranaense de Energia, Preference Shares	81,200	125,750
Cia Siderurgica Nacional SA, ADR(2)	47,207	213,376
Cielo SA	50,500	41,760
Clear Sale SA(1)	7,300	7,020
Cogna Educacao(1)	5,800	3,258
Construtora Tenda SA(1)	4,800	5,070
Cosan SA	15,144	68,892
CPFL Energia SA	7,800	54,915
Cristal Pigmentos do Brasil SA, Preference Shares	200	1,639
CVC Brasil Operadora e Agencia de Viagens SA(1)	3,814	8,772
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,800	42,632
Dexco SA	19,580	46,184
Dexxos Participacoes SA	3,600	7,158
Direcional Engenharia SA(1)	2,300	5,319
Dommo Energia SA(1)	1,400	409
EcoRodovias Infraestrutura e Logistica SA(1)	24,600	37,993
EDP - Energias do Brasil SA	8,700	39,358
Embraer SA, ADR(1)	12,244	131,133
Enauta Participacoes SA	5,900	29,124
Energisa SA	7,500	69,815
Eneva SA(1)	25,500	84,024
Engie Brasil Energia SA	6,000	55,196
Equatorial Energia SA	10,200	50,801
Eternit SA	9,288	24,937
Eucatex SA Industria e Comercio, Preference Shares	3,000	6,527
Even Construtora e Incorporadora SA	7,000	7,644
Ez Tec Empreendimentos e Participacoes SA	1,600	5,478
Fleury SA	8,500	27,275
Fras-Le SA	1,000	2,098
Gafisa SA(1)	10,749	3,302
Gerdau SA, ADR	48,968	298,705
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR(2)	766	1,432
Gol Linhas Aereas Inteligentes SA, ADR	2,473	15,061
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	7,654
GPS Participacoes e Empreendimentos SA	4,300	12,468
Grazziotin SA, Preference Shares	200	1,324
Grendene SA	11,100	20,109
Grupo Mateus SA(1)	4,100	4,029
Grupo SBF SA	1,700	8,556
Guararapes Confeccoes SA	4,800	8,898
Hapvida Participacoes e Investimentos SA	31,628	44,522
Helbor Empreendimentos SA	720	459
Hidrovias do Brasil SA(1)	28,100	18,802
Hypera SA	5,800	47,107
Iguatemi SA	7,180	30,140
Iguatemi SA	13,000	7,003
Industrias Romi SA	1,850	5,528
Infracommerce CXAAS SA(1)	6,800	7,226
Instituto Hermes Pardini SA	1,400	6,006
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,000	5,483
Iochpe Maxion SA	10,000	31,183
Irani Papel e Embalagem SA	5,300	8,197
IRB Brasil Resseguros S/A(1)	50,114	31,107
Itau Unibanco Holding SA, ADR	103,808	568,868
JBS SA	21,800	163,710

JHSF Participacoes SA	26,500	39,032
Kepler Weber SA	4,200	18,205
Klabin SA	41,200	193,059
Lavvi Empreendimentos Imobiliarios Ltda	5,200	5,635
Light SA	15,600	25,111
Localiza Rent a Car SA	21,880	263,984
LOG Commercial Properties e Participacoes SA	4,900	23,683
Log-in Logistica Intermodal SA(1)	5,558	39,669
Lojas Renner SA	13,970	77,867
LPS Brasil Consultoria de Imoveis SA	6,100	3,915
M Dias Branco SA	3,200	17,479
Magazine Luiza SA	22,100	17,252
Mahle-Metal Leve SA	4,400	24,182
Marcopolo SA, Preference Shares	53,500	32,421
Marfrig Global Foods SA	29,900	98,145
Marisa Lojas SA(1)	12,448	6,312
Meliuz SA(1)	4,800	1,949
Metalurgica Gerdau SA, Preference Shares	37,100	95,081
Mills Estruturas e Servicos de Engenharia SA	8,549	13,527
Minerva SA	22,500	67,085
Mitre Realty Empreendimentos E Participacoes LTDA	2,600	2,878
Movida Participacoes SA	15,400	58,262
MPM Corporeos SA	2,100	1,374
MRV Engenharia e Participacoes SA	14,400	29,239
Multilaser Industrial SA	10,400	10,504
Multiplan Empreendimentos Imobiliarios SA	11,500	58,219
Natura & Co. Holding SA	10,478	36,069
Odontoprev SA	17,160	36,251
Omega Energia SA(1)	15,162	34,200
Paranapanema SA(1)	200	289
Petro Rio SA(1)	39,000	228,048
Petroleo Brasileiro SA, ADR	47,800	663,464
Petroleo Brasileiro SA, ADR Preference Shares	61,147	768,618
Porto Seguro SA	3,800	16,575
Portobello SA	4,200	7,432
Positivo Tecnologia SA	2,800	4,442
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	932
Qualicorp Consultoria e Corretora de Seguros SA	5,900	13,904
Raia Drogasil SA	23,700	102,928
Randon SA Implementos e Participacoes, Preference Shares	8,700	18,562
Rede D'Or Sao Luiz SA	3,800	28,857
Rumo SA	38,900	144,303
Santos Brasil Participacoes SA	20,600	31,815
Sao Carlos Empreendimentos e Participacoes SA	100	712
Sao Martinho SA	11,400	120,847
Sendas Distribuidora SA, ADR	5,280	87,226
Ser Educacional SA	2,100	3,557
SIMPAR SA	19,700	49,452
StoneCo Ltd., A Shares(1)	7,674	77,047
Sul America SA	24,973	141,087
Suzano SA, ADR	19,537	218,228
SYN prop e tech SA	7,800	8,255
Taurus Armas SA, Preference Shares	3,200	13,487
Tegma Gestao Logistica SA	400	1,307
Telefonica Brasil SA, ADR(2)	6,442	69,187

TIM SA, ADR	8,487	126,626
TOTVS SA	7,000	41,447
Transmissora Alianca de Energia Eletrica SA	16,600	141,251
Trisul SA	300	246
Tupy SA	7,300	35,221
Ultrapar Participacoes SA, ADR(2)	20,277	60,831
Unipar Carbocloro SA, Class B Preference Shares	3,960	84,307
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	34,100	78,854
Vale SA, ADR	97,374	1,757,601
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	600	1,281
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,400	7,464
Via S/A(1)	43,500	28,466
Vibra Energia SA	49,900	203,798
Vivara Participacoes SA	800	4,153
Vulcabras Azaleia SA	8,900	21,761
WEG SA	18,900	100,892
Wiz Solucoes e Corretagem de Seguros SA	4,600	8,479
XP, Inc., Class A(1)	1,166	26,363
YDUQS Participacoes SA	13,000	44,204
		12,692,772
Chile — 0.6%
Aguas Andinas SA, A Shares	212,600	43,541
Banco de Chile	837,675	85,971
Banco de Credito e Inversiones SA	1,738	64,112
Banco Santander Chile, ADR(2)	3,896	77,491
Besalco SA	2,057	754
CAP SA	4,006	50,665
Cencosud SA	74,549	116,385
Cencosud Shopping SA	6,154	6,425
Cia Cervecerias Unidas SA, ADR	3,272	45,841
Cia Sud Americana de Vapores SA	569,019	77,886
Colbun SA	650,796	49,379
Embotelladora Andina SA, Class B Preference Shares	26,225	51,703
Empresa Nacional de Telecomunicaciones SA	11,288	41,837
Empresas CMPC SA	43,623	74,088
Empresas COPEC SA	10,547	83,482
Enel Americas SA, ADR(2)	7,113	39,122
Enel Chile SA	1,085,633	28,217
Engie Energia Chile SA	14,725	7,059
Falabella SA	6,732	19,165
Grupo Security SA	30,991	4,853
Inversiones Aguas Metropolitanas SA	7,601	3,751
Itau CorpBanca Chile SA	7,621,777	19,144
Parque Arauco SA	19,943	19,320
Ripley Corp. SA	12,313	2,227
Salfacorp SA	2,048	701
Sociedad Quimica y Minera de Chile SA, ADR	1,982	210,429
SONDA SA	16,560	6,232
		1,229,780
China — 26.7%
360 DigiTech, Inc., ADR	7,580	119,233
361 Degrees International Ltd.(1)	85,000	42,484
3SBio, Inc.(1)	98,500	73,186
AAC Technologies Holdings, Inc.(2)	48,000	104,399
Agile Group Holdings Ltd.(2)	60,000	25,438

Agora, Inc., ADR(1)	697	4,245
Agricultural Bank of China Ltd., H Shares	784,000	298,546
Air China Ltd., H Shares(1)(2)	28,000	20,427
Ajisen China Holdings Ltd.	4,000	479
AK Medical Holdings Ltd.(2)	8,000	4,747
AKM Industrial Co. Ltd.	100,000	22,971
Alibaba Group Holding Ltd., ADR(1)	27,472	2,638,686
Alibaba Pictures Group Ltd.(1)	330,000	29,017
Alphamab Oncology(1)	10,000	9,881
Aluminum Corp. of China Ltd., H Shares(1)	346,000	154,264
Angang Steel Co. Ltd., H Shares	4,000	1,690
Anhui Conch Cement Co. Ltd., H Shares	60,000	303,904
Anhui Expressway Co. Ltd., H Shares	46,000	39,695
ANTA Sports Products Ltd.	26,600	301,633
Antengene Corp. Ltd.(1)	12,500	11,392
Ascentage Pharma Group International(1)(2)	1,100	2,443
Asia Cement China Holdings Corp.	43,000	26,422
Autohome, Inc., ADR	2,909	105,713
BAIC Motor Corp. Ltd., H Shares	47,000	15,082
Baidu, Inc., ADR(1)	6,466	907,503
BAIOO Family Interactive Ltd.	74,000	4,469
Bank of China Ltd., H Shares	2,547,000	1,018,217
Bank of Chongqing Co. Ltd., H Shares	27,000	15,683
Bank of Communications Co. Ltd., H Shares	368,000	250,632
Baozun, Inc., ADR(1)	1,003	9,047
Baozun, Inc., Class A(1)	1,700	5,312
BBMG Corp., H Shares	5,000	732
BeiGene Ltd., ADR(1)	383	52,555
Beijing Capital International Airport Co. Ltd., H Shares(1)	58,000	33,980
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)	8,000	8,763
Beijing Enterprises Clean Energy Group Ltd.(1)(2)	1,000,000	10,561
Beijing Enterprises Holdings Ltd.	32,000	112,028
Beijing Enterprises Urban Resources Group Ltd.(1)	96,000	9,788
Beijing Enterprises Water Group Ltd.	240,000	79,512
Beijing North Star Co. Ltd., H Shares	4,000	535
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	23,000	30,231
Bilibili, Inc., ADR(1)(2)	1,148	25,658
Binjiang Service Group Co. Ltd.	10,500	32,918
BOC Aviation Ltd.	19,700	162,486
BOE Varitronix Ltd.	23,000	27,882
Bosideng International Holdings Ltd.(2)	254,000	135,168
Bright Scholar Education Holdings Ltd., ADR	109	85
Burning Rock Biotech Ltd., ADR(1)	365	876
BYD Co. Ltd., H Shares	25,000	888,533
BYD Electronic International Co. Ltd.(2)	31,500	69,910
C&D International Investment Group Ltd.	11,990	25,793
C&D Property Management Group Co. Ltd.(2)	19,000	9,679
Cabbeen Fashion Ltd.	11,000	3,278
Canaan, Inc., ADR(1)(2)	9,177	34,322
Canadian Solar, Inc.(1)	4,366	139,974
CanSino Biologics, Inc., H Shares(1)	3,200	32,227
Canvest Environmental Protection Group Co. Ltd.	32,000	15,841
Cathay Media And Education Group, Inc.	12,000	1,717
Central China Management Co. Ltd.(2)	18,000	2,617
Central China New Life Ltd.(1)	5,000	2,123

Central China Real Estate Ltd.(2)	18,000	1,375
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)(2)	14,700	18,337
Chaowei Power Holdings Ltd.	36,000	7,881
Cheetah Mobile, Inc., ADR(1)	309	212
China Aircraft Leasing Group Holdings Ltd.	1,000	649
China Automotive Systems, Inc.(1)(2)	741	1,956
China BlueChemical Ltd., H Shares	208,000	73,171
China Bohai Bank Co. Ltd., H Shares(2)	215,000	35,572
China Cinda Asset Management Co. Ltd., H Shares	555,000	94,060
China CITIC Bank Corp. Ltd., H Shares	374,000	181,024
China Coal Energy Co. Ltd., H Shares	167,000	152,825
China Communications Services Corp. Ltd., H Shares	266,000	124,565
China Conch Environment Protection Holdings Ltd.(1)	91,500	60,167
China Conch Venture Holdings Ltd.	91,500	238,018
China Construction Bank Corp., H Shares	2,717,000	2,014,155
China Datang Corp. Renewable Power Co. Ltd., H Shares	284,000	98,746
China Dongxiang Group Co. Ltd.	210,000	11,495
China East Education Holdings Ltd.(2)	18,000	8,488
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	4,984
China Education Group Holdings Ltd.	61,000	42,121
China Energy Development Holdings Ltd.(1)	48,000	839
China Everbright Bank Co. Ltd., H Shares	164,000	53,863
China Everbright Environment Group Ltd.	386,000	232,049
China Everbright Greentech Ltd.(2)	31,000	8,290
China Everbright Ltd.	74,000	67,801
China Feihe Ltd.	189,000	190,754
China Foods Ltd.	32,000	11,091
China Galaxy Securities Co. Ltd., H Shares	223,000	122,935
China Gas Holdings Ltd.	103,200	153,762
China Glass Holdings Ltd.(2)	156,000	28,764
China Harmony Auto Holding Ltd.	31,500	14,030
China High Speed Transmission Equipment Group Co. Ltd.(1)	51,000	29,174
China Hongqiao Group Ltd.	244,500	303,038
China International Capital Corp. Ltd., H Shares	92,400	175,938
China Isotope & Radiation Corp.	2,200	5,382
China Kepei Education Group Ltd.	26,000	5,413
China Lesso Group Holdings Ltd.	110,000	141,239
China Life Insurance Co. Ltd., ADR(2)	39,466	302,704
China Lilang Ltd.	24,000	11,577
China Literature Ltd.(1)(2)	3,200	14,048
China Longyuan Power Group Corp. Ltd., H Shares	249,000	530,224
China Maple Leaf Educational Systems Ltd.(1)	42,000	1,900
China Medical System Holdings Ltd.	109,000	161,066
China Meidong Auto Holdings Ltd.	36,000	129,176
China Mengniu Dairy Co. Ltd.(1)	76,000	389,120
China Merchants Bank Co. Ltd., H Shares	119,500	755,835
China Merchants Land Ltd.(1)	40,000	3,464
China Merchants Port Holdings Co. Ltd.	94,756	179,805
China Minsheng Banking Corp. Ltd., H Shares(2)	180,500	69,908
China Modern Dairy Holdings Ltd.(2)	282,000	40,548
China Molybdenum Co. Ltd., H Shares	102,000	49,909
China National Building Material Co. Ltd., H Shares	376,000	474,276
China New Higher Education Group Ltd.	55,000	17,135
China Oil & Gas Group Ltd.(1)	40,000	1,854
China Oriental Group Co. Ltd.	26,000	6,816

China Pacific Insurance Group Co. Ltd., H Shares	94,400	220,232
China Petroleum & Chemical Corp., ADR	9,161	480,494
China Pioneer Pharma Holdings Ltd.	22,000	6,698
China Power International Development Ltd.	195,000	98,985
China Railway Group Ltd., H Shares	182,000	125,791
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	11,006
China Rare Earth Holdings Ltd.(1)(2)	68,000	5,195
China Reinsurance Group Corp., H Shares	43,000	3,782
China Renaissance Holdings Ltd.(1)	18,900	23,563
China Resources Beer Holdings Co. Ltd.	54,000	336,564
China Resources Cement Holdings Ltd.	228,000	180,224
China Resources Gas Group Ltd.	26,000	108,782
China Resources Land Ltd.	158,000	703,213
China Resources Medical Holdings Co. Ltd.	39,000	21,456
China Resources Mixc Lifestyle Services Ltd.	3,800	18,729
China Resources Pharmaceutical Group Ltd.	64,500	35,622
China Resources Power Holdings Co. Ltd.	176,000	361,946
China Risun Group Ltd.(2)	157,000	77,628
China Sanjiang Fine Chemicals Co. Ltd.(2)	48,000	8,684
China SCE Group Holdings Ltd.(2)	91,000	13,444
China Shengmu Organic Milk Ltd.(1)	55,000	2,581
China Shenhua Energy Co. Ltd., H Shares	140,500	469,217
China Shineway Pharmaceutical Group Ltd.	16,000	12,034
China Shuifa Singyes Energy Holdings Ltd.	66,000	11,108
China South City Holdings Ltd.	148,000	12,430
China Southern Airlines Co. Ltd., H Shares(1)(2)	18,000	9,933
China Sunshine Paper Holdings Co. Ltd.(1)	69,000	19,855
China Suntien Green Energy Corp. Ltd., H Shares	162,000	94,390
China Taiping Insurance Holdings Co. Ltd.	158,000	181,441
China Tobacco International HK Co. Ltd.	12,000	17,982
China Tower Corp. Ltd., H Shares	2,540,000	297,610
China Traditional Chinese Medicine Holdings Co. Ltd.	220,000	116,137
China Travel International Investment Hong Kong Ltd.(1)(2)	170,000	31,641
China Vanke Co. Ltd., H Shares	46,100	101,861
China Water Affairs Group Ltd.	66,000	65,673
China Xinhua Education Group Ltd.	17,000	2,802
China XLX Fertiliser Ltd.	74,000	61,171
China Yongda Automobiles Services Holdings Ltd.	118,000	121,979
China Youran Dairy Group Ltd.(1)	98,000	39,209
China Youzan Ltd.(1)	80,000	1,180
China Yuchai International Ltd.	512	5,376
China Yuhua Education Corp. Ltd.	64,000	9,143
China ZhengTong Auto Services Holdings Ltd.(1)	80,000	5,711
Chindata Group Holdings Ltd., ADR(1)(2)	1,971	14,763
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	52,620
CIFI Ever Sunshine Services Group Ltd.(2)	58,000	67,202
CIFI Holdings Group Co. Ltd.	200,000	86,745
CITIC Ltd.	251,000	281,498
CITIC Securities Co. Ltd., H Shares	119,325	258,261
CMGE Technology Group Ltd.	60,000	15,748
COFCO Joycome Foods Ltd.(1)(2)	398,000	162,531
Cogobuy Group(1)(2)	66,000	18,651
Concord New Energy Group Ltd.	350,000	34,774
Consun Pharmaceutical Group Ltd.	29,000	15,013
Coolpad Group Ltd.(1)	372,000	7,880

COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	20,000	12,683
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	149,049	263,729
COSCO SHIPPING International Hong Kong Co. Ltd.(2)	16,000	4,630
COSCO SHIPPING Ports Ltd.	165,929	125,116
Country Garden Holdings Co. Ltd.(2)	362,210	226,475
Country Garden Services Holdings Co. Ltd.	23,000	90,947
CPMC Holdings Ltd.	28,000	11,551
Crazy Sports Group Ltd.(1)(2)	124,000	4,811
CSPC Pharmaceutical Group Ltd.	527,200	563,300
CSSC Hong Kong Shipping Co. Ltd.	128,000	23,416
Dada Nexus Ltd., ADR(1)	1,333	10,064
DaFa Properties Group Ltd.(2)	2,000	145
Dali Foods Group Co. Ltd.	189,500	95,438
Daqo New Energy Corp., ADR(1)	4,782	233,840
Datang International Power Generation Co. Ltd., H Shares	6,000	1,069
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,016
Dexin China Holdings Co. Ltd.(1)(2)	5,000	1,637
DiDi Global, Inc., ADR(1)	3,863	7,533
Differ Group Holding Co. Ltd.(1)(2)	306,000	82,695
Digital China Holdings Ltd.	44,000	20,729
Dongfeng Motor Group Co. Ltd., Class H	186,000	146,075
Dongyue Group Ltd.	127,000	161,156
DouYu International Holdings Ltd., ADR(1)(2)	1,695	2,187
Duiba Group Ltd.(1)(2)	16,000	1,707
Dynagreen Environmental Protection Group Co. Ltd., H Shares	28,000	11,710
E-House China Enterprise Holdings Ltd.(2)	48,000	4,215
Ebang International Holdings, Inc., A Shares(1)(2)	10,000	7,999
Edvantage Group Holdings Ltd.	14,000	4,176
ENN Energy Holdings Ltd.	20,600	315,181
Essex Bio-technology Ltd.	21,000	8,801
EVA Precision Industrial Holdings Ltd.(2)	114,000	21,167
Everest Medicines Ltd.(1)(2)	3,500	9,837
Fanhua, Inc., ADR(2)	4,262	21,864
FIH Mobile Ltd.(1)	167,000	21,529
FinVolution Group, ADR	10,362	43,624
First Tractor Co. Ltd., H Shares(2)	44,000	21,425
Flat Glass Group Co. Ltd., H Shares(2)	4,000	16,627
Fosun International Ltd.	96,500	97,846
Fountain SET Holdings Ltd.	6,000	826
FriendTimes, Inc.	28,000	4,259
Fu Shou Yuan International Group Ltd.	139,000	96,795
Fufeng Group Ltd.	136,000	63,745
Fuyao Glass Industry Group Co. Ltd., H Shares	15,200	73,519
Ganfeng Lithium Co. Ltd., H Shares	2,200	28,199
Ganglong China Property Group Ltd.(1)	25,000	14,270
GCL New Energy Holdings Ltd.(1)	928,000	18,537
GCL-Poly Energy Holdings Ltd.(1)(2)	555,000	199,032
Geely Automobile Holdings Ltd.	141,000	269,122
Gemdale Properties & Investment Corp. Ltd.	316,000	30,593
Genertec Universal Medical Group Co. Ltd.	42,500	27,241
Genor Biopharma Holdings Ltd.(1)(2)	2,500	1,085
GF Securities Co. Ltd., H Shares	68,800	90,882
Global Cord Blood Corp.(1)	2,020	5,070
Glory Land Co. Ltd.(1)	29,000	809
Glory Sun Financial Group Ltd.(1)(2)	140,000	606

Goodbaby International Holdings Ltd.(1)	58,000	8,000
Grand Pharmaceutical Group Ltd.	125,000	68,451
Great Wall Motor Co. Ltd., H Shares	85,500	153,672
Greatview Aseptic Packaging Co. Ltd.	30,000	7,789
Greenland Hong Kong Holdings Ltd.	22,000	4,234
Greentown China Holdings Ltd.	34,500	59,732
Guangzhou Automobile Group Co. Ltd., H Shares	72,000	68,095
Guangzhou R&F Properties Co. Ltd., H Shares(2)	151,600	53,758
Guotai Junan Securities Co. Ltd., H Shares(1)	4,400	5,688
Haidilao International Holding Ltd.(2)	26,000	51,571
Haier Smart Home Co. Ltd., H Shares	34,800	123,726
Hainan Meilan International Airport Co. Ltd., H Shares(1)	20,000	40,483
Haitian International Holdings Ltd.	50,000	128,257
Haitong Securities Co. Ltd., H Shares	156,800	111,049
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	16,390
Hansoh Pharmaceutical Group Co. Ltd.	26,000	46,770
Harbin Electric Co. Ltd., H Shares	92,000	25,721
Hebei Construction Group Corp. Ltd., H Shares	3,000	377
Hello Group, Inc., ADR	15,765	95,851
Hengan International Group Co. Ltd.	61,000	302,037
Hi Sun Technology China Ltd.(1)(2)	57,000	6,751
Hisense Home Appliances Group Co. Ltd., H Shares	16,000	16,640
Hollysys Automation Technologies Ltd.	5,781	88,102
Homeland Interactive Technology Ltd.(1)(2)	24,000	4,282
Hope Education Group Co. Ltd.	118,000	7,131
Hopson Development Holdings Ltd.(2)	26,400	43,007
Hua Hong Semiconductor Ltd.(1)	23,000	87,379
Hua Medicine(1)	8,500	4,237
Huabao International Holdings Ltd.(2)	29,000	15,596
Huadian Power International Corp. Ltd., H Shares(2)	30,000	10,735
Huaneng Power International, Inc., H Shares	210,000	106,599
Huatai Securities Co. Ltd., H Shares	111,200	155,633
Huaxi Holdings Co. Ltd.	4,000	714
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	13,251
Huazhu Group Ltd., ADR	5,798	188,435
HUYA, Inc., ADR(1)	2,310	9,771
I-Mab, ADR(1)(2)	310	2,697
iDreamSky Technology Holdings Ltd.(1)(2)	9,600	6,517
IMAX China Holding, Inc.	4,700	5,173
Industrial & Commercial Bank of China Ltd., H Shares	1,362,000	815,593
Inke Ltd.(1)	38,000	6,168
International Alliance Financial Leasing Co. Ltd.(1)	24,000	11,315
JD Health International, Inc.(1)	6,950	44,114
JD.com, Inc., ADR	13,011	730,177
JD.com, Inc., Class A	4,138	116,238
JH Educational Technology, Inc.(1)	14,000	6,221
Jiangsu Expressway Co. Ltd., H Shares	82,000	84,630
Jiangxi Copper Co. Ltd., H Shares	65,000	105,194
Jiayuan International Group Ltd.(2)	52,000	2,319
Jinchuan Group International Resources Co. Ltd.(2)	430,000	45,896
Jingrui Holdings Ltd.	6,000	451
Jinke Smart Services Group Co. Ltd., H Shares(2)	5,200	12,674
JinkoSolar Holding Co. Ltd., ADR(1)(2)	1,540	94,356
Jinxin Fertility Group Ltd.(1)	52,500	41,187
Jiumaojiu International Holdings Ltd.(2)	34,000	79,693

JNBY Design Ltd.	11,500	12,637
JOYY, Inc., ADR	959	40,652
Jutal Offshore Oil Services Ltd.	46,000	4,565
Kaisa Prosperity Holdings Ltd.(1)	3,750	2,106
Kandi Technologies Group, Inc.(1)(2)	639	1,719
Kangji Medical Holdings Ltd.(2)	15,000	12,808
Kanzhun Ltd., ADR(1)	952	19,249
Kasen International Holdings Ltd.(1)	37,000	2,246
KE Holdings, Inc., ADR(1)	8,162	109,371
Kingboard Holdings Ltd.	52,000	248,789
Kingboard Laminates Holdings Ltd.	81,500	136,693
Kingsoft Corp. Ltd.	54,800	183,460
Kuaishou Technology(1)	1,600	15,492
Kunlun Energy Co. Ltd.	158,000	135,419
KWG Group Holdings Ltd.(2)	86,000	27,000
KWG Living Group Holdings Ltd.	45,500	14,174
Lee & Man Chemical Co. Ltd.(2)	4,000	3,199
Lee & Man Paper Manufacturing Ltd.(2)	99,000	48,072
Legend Biotech Corp., ADR(1)	353	14,928
Lenovo Group Ltd.	334,000	329,093
LexinFintech Holdings Ltd., ADR(1)	6,546	13,223
Li Auto, Inc., ADR(1)	20,455	512,807
Li Ning Co. Ltd.	71,000	553,954
LightInTheBox Holding Co. Ltd., ADR(1)	2,012	2,394
Logan Group Co. Ltd.(2)	30,000	8,334
Longfor Group Holdings Ltd.	113,000	562,311
Lonking Holdings Ltd.	202,000	52,699
Lufax Holding Ltd., ADR	2,836	17,838
Luokung Technology Corp.(1)	3,718	1,446
Luoyang Glass Co. Ltd., H Shares(1)(2)	6,000	9,312
Luye Pharma Group Ltd.(1)(2)	75,000	23,507
LVGEM China Real Estate Investment Co. Ltd.(1)	34,000	3,718
Maanshan Iron & Steel Co. Ltd., H Shares	4,000	1,529
Maoyan Entertainment(1)(2)	27,400	21,766
Medlive Technology Co. Ltd.(1)	7,000	7,967
Meitu, Inc.(1)(2)	239,000	28,632
Meituan, Class B(1)	37,600	882,288
Metallurgical Corp. of China Ltd., H Shares	5,000	1,262
Midea Real Estate Holding Ltd.	37,600	59,425
Minsheng Education Group Co. Ltd.	34,000	2,533
Minth Group Ltd.	52,000	134,653
MMG Ltd.(1)	380,000	161,033
Mulsanne Group Holding Ltd.(1)(2)	12,500	5,993
Nam Tai Property, Inc.(1)(2)	1,859	7,836
NetDragon Websoft Holdings Ltd.	30,500	61,287
NetEase, Inc., ADR	12,794	1,327,122
New China Life Insurance Co. Ltd., H Shares	52,400	137,102
New Oriental Education & Technology Group, Inc., ADR(1)	7,116	92,935
New Sparkle Roll International Group Ltd.(1)	136,000	1,898
Newborn Town, Inc.(1)(2)	46,000	15,806
Nexteer Automotive Group Ltd.	84,000	54,238
Nine Dragons Paper Holdings Ltd.	119,000	106,819
NIO, Inc., ADR(1)	9,991	173,743
NiSun International Enterprise Development Group Co. Ltd.(1)	338	253
Niu Technologies, ADR(1)	2,039	15,965

Noah Holdings Ltd., ADR(1)	3,545	65,086
Nongfu Spring Co. Ltd., H Shares(2)	59,400	330,718
Ocumension Therapeutics(1)(2)	1,500	2,242
Pacific Millennium Packaging Group Corp.	2,000	1,580
People's Insurance Co. Group of China Ltd., H Shares	332,000	104,447
Perennial Energy Holdings Ltd.(2)	40,000	7,954
PetroChina Co. Ltd., ADR(2)	8,096	422,530
Pharmaron Beijing Co. Ltd., H Shares	2,600	31,356
PICC Property & Casualty Co. Ltd., H Shares	322,000	311,811
Pinduoduo, Inc., ADR(1)	3,319	167,112
Ping An Insurance Group Co. of China Ltd., H Shares	183,506	1,174,957
Poly Property Group Co. Ltd.	198,000	47,405
Poly Property Services Co. Ltd.(2)	9,200	60,385
Postal Savings Bank of China Co. Ltd., H Shares	300,000	222,819
Pou Sheng International Holdings Ltd.(1)	90,000	9,505
Powerlong Commercial Management Holdings Ltd.	8,500	6,742
Powerlong Real Estate Holdings Ltd.(2)	62,000	16,655
Prinx Chengshan Holdings Ltd.(2)	6,000	5,542
PW Medtech Group Ltd.(1)	7,000	715
Q Technology Group Co. Ltd.(1)	41,000	28,294
Qingling Motors Co. Ltd., H Shares	6,000	1,123
Qudian, Inc., ADR(1)(2)	12,033	10,184
Radiance Holdings Group Co. Ltd.	64,000	32,565
Redco Properties Group Ltd.(2)	22,000	5,521
Redsun Properties Group Ltd.	84,000	25,794
ReneSola Ltd., ADR(1)	3,379	16,118
Road King Infrastructure Ltd.	5,000	3,852
Ronshine China Holdings Ltd.	27,500	7,321
Sany Heavy Equipment International Holdings Co. Ltd.	50,000	50,320
SCE Intelligent Commercial Management Holdings Ltd.(1)(2)	14,000	3,570
Seazen Group Ltd.	146,000	61,855
Shandong Gold Mining Co. Ltd., H Shares	13,250	23,455
Shandong Molong Petroleum Machinery Co. Ltd., H Shares(1)	12,800	5,259
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	123,200	136,672
Shanghai Electric Group Co. Ltd., H Shares	40,000	9,989
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	6,000	25,250
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)(2)	4,000	14,192
Shanghai Haohai Biological Technology Co. Ltd., H Shares	200	850
Shanghai Industrial Holdings Ltd.	39,000	58,596
Shanghai Industrial Urban Development Group Ltd.	1,600	137
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	44,700	72,779
Shenzhen Expressway Corp. Ltd., H Shares	34,000	35,942
Shenzhen International Holdings Ltd.	106,500	102,551
Shenzhen Investment Ltd.	152,000	32,688
Shenzhou International Group Holdings Ltd.	24,400	334,984
Shimao Group Holdings Ltd.(2)	35,500	19,996
Shimao Services Holdings Ltd.(1)(2)	61,000	32,649
Shoucheng Holdings Ltd.	113,200	16,291
Shougang Fushan Resources Group Ltd.	258,000	111,516
Shui On Land Ltd.	355,500	50,261
Sihuan Pharmaceutical Holdings Group Ltd.(2)	105,000	15,089
Silver Grant International Holdings Group Ltd.(1)	8,000	424
Sino Biopharmaceutical Ltd.	564,500	316,481
Sino-Ocean Group Holding Ltd.	256,000	45,324
Sinopec Engineering Group Co. Ltd., H Shares	152,500	77,837

Sinopec Kantons Holdings Ltd.	30,000	10,228
Sinopec Shanghai Petrochemical Co. Ltd., ADR	365	7,118
Sinopharm Group Co. Ltd., H Shares	56,400	139,502
Sinosoft Technology Group Ltd.(1)	22,000	1,345
Sinotrans Ltd., H Shares	4,000	1,268
Sinotruk Hong Kong Ltd.	28,000	39,712
Skyfame Realty Holdings Ltd.	46,000	545
Skyworth Group Ltd.	128,487	65,556
So-Young International, Inc., ADR(1)	363	428
SOHO China Ltd.(1)(2)	54,500	10,339
Sohu.com Ltd., ADR(1)(2)	1,060	15,317
South Manganese Investment Ltd.(1)(2)	210,000	24,330
SSY Group Ltd.(2)	110,000	49,850
Sun King Technology Group Ltd.	42,000	12,696
Sunac Services Holdings Ltd.(1)(2)	15,386	8,284
Sunny Optical Technology Group Co. Ltd.	29,800	470,296
SY Holdings Group Ltd.(2)	16,500	13,519
TAL Education Group, ADR(1)	6,914	28,347
TCL Electronics Holdings Ltd.	38,000	18,568
Tencent Holdings Ltd.	73,000	3,337,441
Tencent Music Entertainment Group, ADR(1)	3,456	14,446
Tian Ge Interactive Holdings Ltd.(1)	5,000	510
Tian Lun Gas Holdings Ltd.	32,000	18,924
Tiangong International Co. Ltd.	126,000	41,687
Tianjin Port Development Holdings Ltd.	12,000	961
Tianneng Power International Ltd.(2)	38,000	36,318
Times China Holdings Ltd.(2)	11,000	3,172
Tingyi Cayman Islands Holding Corp.	152,000	268,705
Tong Ren Tang Technologies Co. Ltd., H Shares	36,000	26,948
Tongcheng Travel Holdings Ltd.(1)	70,000	134,207
Tongda Group Holdings Ltd.(1)	745,000	13,289
Topsports International Holdings Ltd.	135,000	99,777
Towngas Smart Energy Co. Ltd.(1)	60,000	29,936
TravelSky Technology Ltd., H Shares	79,000	128,493
Trigiant Group Ltd.(1)	6,000	348
Trip.com Group Ltd., ADR(1)	9,118	201,143
Truly International Holdings Ltd.	256,000	73,506
Tsingtao Brewery Co. Ltd., H Shares	16,000	137,987
Uni-President China Holdings Ltd.	154,000	124,142
United Strength Power Holdings Ltd.(2)	2,000	2,737
Up Fintech Holding Ltd., ADR(1)(2)	818	3,337
Uxin Ltd., ADR(1)(2)	1,379	579
Vinda International Holdings Ltd.(2)	25,000	62,565
Viomi Technology Co. Ltd., ADR(1)	993	1,529
Vipshop Holdings Ltd., ADR(1)	18,018	167,567
Want Want China Holdings Ltd.	383,000	381,146
Wasion Holdings Ltd.	28,000	9,309
Weibo Corp., ADR(1)	3,913	86,086
Weichai Power Co. Ltd., H Shares	61,000	94,077
Weiqiao Textile Co., H Shares	25,500	6,381
West China Cement Ltd.	310,000	47,015
Wharf Holdings Ltd.	81,000	270,842
Wuling Motors Holdings Ltd.(2)	160,000	25,670
WuXi AppTec Co. Ltd., H Shares	4,607	56,938
Wuxi Biologics Cayman, Inc.(1)	43,000	317,968

Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	21,000	9,632
Xiamen International Port Co. Ltd., H Shares	8,000	1,478
Xin Point Holdings Ltd.	12,000	3,431
Xingda International Holdings Ltd.	30,896	5,825
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	16,000	10,953
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	54,600	89,317
Xinte Energy Co. Ltd., H Shares	36,400	85,441
Xinyi Solar Holdings Ltd.	194,541	345,310
XPeng, Inc., Class A, ADR(1)	5,211	122,458
XTEP International Holdings Ltd.(2)	132,000	190,195
Xunlei Ltd., ADR(1)	887	1,118
Yadea Group Holdings Ltd.(2)	72,000	116,890
Yankuang Energy Group Co. Ltd., H Shares(2)	122,000	400,779
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	8,800	5,901
Yidu Tech, Inc.(1)(2)	1,600	1,548
Yihai International Holding Ltd.(1)(2)	12,000	37,194
Yincheng International Holding Co. Ltd.(2)	4,000	1,196
Youdao, Inc., ADR(1)(2)	285	1,471
YuanShengTai Dairy Farm Ltd.(1)	41,000	1,202
Yuexiu Property Co. Ltd.	112,800	122,505
Yuexiu Transport Infrastructure Ltd.	114,000	70,568
Yum China Holdings, Inc.	20,103	913,882
Yuzhou Group Holdings Co. Ltd.(2)	48,133	2,881
Zengame Technology Holding Ltd.	48,000	9,377
Zepp Health Corp., ADR(2)	940	1,918
Zhaojin Mining Industry Co. Ltd., H Shares	121,000	104,642
Zhejiang Expressway Co. Ltd., H Shares	122,000	107,673
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	6,835
Zhenro Properties Group Ltd.	71,000	5,151
Zhenro Services Group Ltd.	12,000	1,207
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	2,200	7,358
Zhongliang Holdings Group Co. Ltd.	34,000	8,787
Zhongsheng Group Holdings Ltd.	30,000	212,757
Zhongyu Energy Holdings Ltd.	54,000	49,339
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	68,500	36,078
Zhuguang Holdings Group Co. Ltd.	66,000	10,184
Zijin Mining Group Co. Ltd., H Shares	120,000	162,084
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	14,800	9,113
ZTO Express Cayman, Inc., ADR	12,982	349,735
		51,848,332
Colombia — 0.3%
BAC Holding International Corp.(1)	3,792	338
Banco Davivienda SA, Preference Shares	3,823	37,064
Bancolombia SA	5,809	69,831
Bancolombia SA, ADR	2,578	115,778
Cementos Argos SA	12,288	17,927
Corp. Financiera Colombiana SA(1)	3,119	21,179
Ecopetrol SA, ADR(2)	6,149	103,918
Grupo Argos SA	16,444	59,059
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	850
Interconexion Electrica SA ESP	15,652	98,728
		524,672
Czech Republic — 0.2%
CEZ AS	4,466	217,606
Komercni banka AS	1,832	57,024

Moneta Money Bank AS	18,008	59,945
		334,575
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	53,642	107,523
Greece — 0.4%
Alpha Services and Holdings SA(1)	68,380	72,463
Athens Water Supply & Sewage Co. SA	574	4,362
Attica Bank SA(1)	36	3
Ellaktor SA(1)	4,161	7,583
Eurobank Ergasias Services and Holdings SA, Class A(1)	92,148	103,101
Fourlis Holdings SA(1)	301	1,044
GEK Terna Holding Real Estate Construction SA(1)	2,775	29,750
Hellenic Exchanges - Athens Stock Exchange SA	1,076	4,228
Hellenic Petroleum Holdings SA	215	1,536
Hellenic Telecommunications Organization SA	3,286	62,318
JUMBO SA	5,820	96,734
Motor Oil Hellas Corinth Refineries SA	601	10,569
Mytilineos SA	3,750	66,849
National Bank of Greece SA(1)	26,488	100,842
OPAP SA	2,758	41,175
Piraeus Financial Holdings SA(1)	19,099	24,189
Public Power Corp. SA(1)	5,060	33,334
Terna Energy SA	969	18,763
Titan Cement International SA(1)	2,169	28,797
Viohalco SA	2,419	10,234
		717,874
Hong Kong†
Brilliance China Automotive Holdings Ltd.(1)	60,000	27,373
China Beststudy Education Group(1)	17,000	884
China First Capital Group Ltd.(1)	5,600	214
China Zhongwang Holdings Ltd.(1)(2)	86,400	18,497
Scholar Education Group	5,000	293
		47,261
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	10,305	10,508
MOL Hungarian Oil & Gas PLC	29,909	214,591
OTP Bank Nyrt	4,179	99,553
Richter Gedeon Nyrt	2,331	45,603
		370,255
India — 15.5%
3M India Ltd.(1)	18	4,667
Aarti Drugs Ltd.	1,000	5,465
ACC Ltd.	3,875	109,164
Adani Enterprises Ltd.	6,327	175,643
Adani Green Energy Ltd.(1)	1,411	34,178
Adani Ports & Special Economic Zone Ltd.	16,908	160,298
Adani Power Ltd.(1)	15,009	62,025
Adani Total Gas Ltd.	5,496	169,788
Adani Transmission Ltd.(1)	9,596	252,870
Aditya Birla Capital Ltd.(1)	10,997	14,207
Aegis Logistics Ltd.	10,892	30,398
AGI Greenpac Ltd.	5,613	16,481
AIA Engineering Ltd.	587	17,160
Ajanta Pharma Ltd.	1,151	25,356
Akzo Nobel India Ltd.	222	5,255

Alembic Ltd.	2,801	2,478
Alembic Pharmaceuticals Ltd.	4,979	46,837
Alkyl Amines Chemicals	545	19,100
Allcargo Logistics Ltd.	9,782	40,100
Alok Industries Ltd.(1)	30,788	8,937
Amara Raja Batteries Ltd.	8,996	58,024
Ambuja Cements Ltd.	19,147	90,697
Andhra Sugars Ltd.	4,791	8,398
Apar Industries Ltd.	1,193	11,108
APL Apollo Tubes Ltd.(1)	7,722	92,810
Apollo Hospitals Enterprise Ltd.	4,820	246,066
Apollo Tyres Ltd.	24,031	67,241
Arvind Ltd.(1)	19,696	25,221
Ashok Leyland Ltd.	28,318	49,833
Ashoka Buildcon Ltd.(1)	5,427	5,716
Asian Paints Ltd.	4,621	168,896
Aster DM Healthcare Ltd.(1)	13,761	35,262
Astral Ltd.	1,639	36,411
AstraZeneca Pharma India Ltd.	87	3,364
Atul Ltd.	395	41,339
AU Small Finance Bank Ltd.(1)	3,199	51,393
Aurobindo Pharma Ltd.	18,164	123,962
Aurum Proptech Ltd.(1)	376	440
Avanti Feeds Ltd.	3,130	17,214
Avenue Supermarts Ltd.(1)	1,289	65,680
Axis Bank Ltd., GDR(1)	7,694	338,739
Bajaj Auto Ltd.	1,469	72,722
Bajaj Consumer Care Ltd.	4,232	7,419
Bajaj Finance Ltd.	2,877	223,723
Bajaj Finserv Ltd.	731	120,995
Bajaj Hindusthan Sugar Ltd.(1)	46,281	8,327
Balaji Amines Ltd.	521	21,426
Balkrishna Industries Ltd.	3,360	100,560
Balrampur Chini Mills Ltd.	12,804	66,406
Bandhan Bank Ltd.	30,395	126,645
BASF India Ltd.	868	28,388
Bata India Ltd.	1,352	32,546
Bayer CropScience Ltd.	493	34,264
Berger Paints India Ltd.	4,126	32,451
Bhansali Engineering Polymers Ltd.	2,839	4,171
Bharat Electronics Ltd.	69,690	210,104
Bharat Forge Ltd.	5,344	48,223
Bharat Heavy Electricals Ltd.(1)	45,108	29,597
Bharat Petroleum Corp. Ltd.	44,370	185,927
Bharat Rasayan Ltd.	54	8,354
Bharti Airtel Ltd.(1)	26,351	236,874
Bharti Airtel Ltd.(1)	1,882	8,016
Biocon Ltd.(1)	9,203	39,453
Birla Corp. Ltd.	2,240	27,993
Birlasoft Ltd.	11,057	52,495
Blue Dart Express Ltd.	342	32,902
Blue Star Ltd.	4,639	60,848
Bombay Burmah Trading Co.	1,082	13,828
Bosch Ltd.	97	18,191
Brigade Enterprises Ltd.	10,507	62,499

Brightcom Group Ltd.	106,495	87,698
Britannia Industries Ltd.	3,468	162,090
BSE Ltd.	4,593	44,484
Can Fin Homes Ltd.	5,036	31,145
Canara Bank(1)	18,607	48,676
Capacit'e Infraprojects Ltd.(1)	3,479	5,201
Caplin Point Laboratories Ltd.	1,037	9,894
Capri Global Capital Ltd.	800	6,913
Carborundum Universal Ltd.	5,975	55,247
Care Ratings Ltd.	1,529	9,298
Castrol India Ltd.	20,682	28,898
CCL Products India Ltd.	8,126	36,875
Ceat Ltd.	1,095	14,242
Central Depository Services India Ltd.	1,383	22,216
Century Plyboards India Ltd.	4,675	34,426
Century Textiles & Industries Ltd.	3,854	39,476
Cera Sanitaryware Ltd.	332	17,925
CESC Ltd.	31,367	31,394
CG Power & Industrial Solutions Ltd.(1)	7,280	16,879
Chambal Fertilisers and Chemicals Ltd.	18,050	84,212
Chennai Petroleum Corp. Ltd.(1)	5,675	20,424
Cholamandalam Financial Holdings Ltd.	962	7,709
Cholamandalam Investment and Finance Co. Ltd.	16,810	146,310
Cipla Ltd.	19,954	254,723
City Union Bank Ltd.	30,603	54,961
Coal India Ltd.	82,319	204,671
Cochin Shipyard Ltd.	5,312	22,058
Coforge Ltd.	586	29,493
Colgate-Palmolive India Ltd.	3,622	75,692
Computer Age Management Services Ltd.	312	9,302
Container Corp. of India Ltd.	8,549	71,427
Coromandel International Ltd.	9,099	110,393
Cosmo Films Ltd.	1,387	30,059
CreditAccess Grameen Ltd.(1)	5,896	80,769
CRISIL Ltd.	173	7,551
Crompton Greaves Consumer Electricals Ltd.	14,589	67,496
Cummins India Ltd.	4,689	61,873
Cyient Ltd.	5,022	50,401
Dabur India Ltd.	8,007	53,422
Dalmia Bharat Ltd.	4,247	74,000
Dalmia Bharat Sugar & Industries Ltd.	1,638	8,047
DCB Bank Ltd.(1)	7,572	8,082
DCM Shriram Ltd.	4,794	61,103
Deepak Fertilisers & Petrochemicals Corp. Ltd.	6,780	56,279
Deepak Nitrite Ltd.	4,485	114,848
Delta Corp. Ltd.	3,208	8,946
Dhani Services Ltd.(1)	4,561	2,930
Dilip Buildcon Ltd.	1,435	4,186
Dish TV India Ltd.(1)	128,989	21,705
Dishman Carbogen Amcis Ltd.(1)	4,829	7,294
Divi's Laboratories Ltd.	2,318	106,848
Dixon Technologies India Ltd.	770	38,025
DLF Ltd.	17,606	77,813
Dr Reddy's Laboratories Ltd., ADR	3,830	211,990
Dwarikesh Sugar Industries Ltd.	7,500	10,547

eClerx Services Ltd.	985	25,613
Edelweiss Financial Services Ltd.	21,252	14,917
Eicher Motors Ltd.	6,003	213,958
EID Parry India Ltd.	7,777	55,505
Elecon Engineering Co. Ltd.	8,207	20,736
Electrosteel Castings Ltd.	36,739	16,469
Emami Ltd.	12,102	64,689
Endurance Technologies Ltd.	938	15,718
Engineers India Ltd.	29,497	23,630
EPL Ltd.	9,271	19,535
Equitas Holdings Ltd.(1)	15,078	18,015
Eris Lifesciences Ltd.	2,218	19,051
Escorts Ltd.	5,240	109,952
Eveready Industries India Ltd.(1)	3,403	13,753
Everest Industries Ltd.	1,312	9,556
Excel Industries Ltd.	483	8,009
Exide Industries Ltd.	34,177	64,301
FDC Ltd.(1)	1,453	4,597
Federal Bank Ltd.	101,209	115,341
Fine Organic Industries Ltd.	202	12,629
Finolex Cables Ltd.	4,004	19,091
Finolex Industries Ltd.	24,605	49,413
Firstsource Solutions Ltd.	8,525	12,154
Force Motors Ltd.	351	4,775
Future Lifestyle Fashions Ltd.(1)	1,257	241
GAIL India Ltd.	38,437	72,794
Galaxy Surfactants Ltd.	1,001	37,010
Garden Reach Shipbuilders & Engineers Ltd.	5,677	18,908
Garware Technical Fibres Ltd.	298	11,374
Genus Power Infrastructures Ltd.	9,003	10,107
GHCL Ltd.	7,740	64,077
Gillette India Ltd.	152	9,542
GlaxoSmithKline Pharmaceuticals Ltd.	421	8,185
Glenmark Pharmaceuticals Ltd.	12,358	62,337
Globus Spirits Ltd.	1,282	16,801
GMR Infrastructure Ltd.(1)	35,363	17,222
GMR Power and Urban Infra Ltd.(1)	1,505	390
GNA Axles Ltd.	786	5,310
Godawari Power and Ispat Ltd.	8,189	31,180
Godrej Consumer Products Ltd.(1)	3,290	32,485
Godrej Industries Ltd.(1)	830	5,089
Gokaldas Exports Ltd.(1)	4,153	23,574
Granules India Ltd.	14,660	50,765
Graphite India Ltd.	4,651	26,439
Grasim Industries Ltd.	11,031	201,756
Great Eastern Shipping Co. Ltd.	12,281	62,568
Greaves Cotton Ltd.	10,035	19,794
Greenpanel Industries Ltd.	7,398	46,383
Greenply Industries Ltd.	8,512	19,326
Gufic Biosciences Ltd.	3,500	10,188
Gujarat Alkalies & Chemicals Ltd.	1,841	18,905
Gujarat Ambuja Exports Ltd.	7,239	31,239
Gujarat Fluorochemicals Ltd.	757	28,020
Gujarat Gas Ltd.	6,223	44,627
Gujarat Mineral Development Corp. Ltd.	9,795	19,554

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	9,461	80,539
Gujarat Pipavav Port Ltd.	29,539	30,484
Gujarat State Fertilizers & Chemicals Ltd.	21,244	45,394
Gujarat State Petronet Ltd.	14,796	48,264
Happiest Minds Technologies Ltd.	520	6,022
Hathway Cable & Datacom Ltd.(1)	53,179	12,301
Havells India Ltd.	1,048	16,148
HBL Power Systems Ltd.	15,215	16,188
HCL Technologies Ltd.	25,697	342,685
HDFC Asset Management Co. Ltd.	2,087	50,739
HDFC Life Insurance Co. Ltd.	6,121	47,043
HEG Ltd.	507	7,287
HeidelbergCement India Ltd.	3,441	8,119
Hero MotoCorp Ltd.	6,316	224,228
HFCL Ltd.	55,288	44,594
HG Infra Engineering Ltd.	1,319	9,607
Hikal Ltd.	2,164	9,168
HIL Ltd.	531	25,782
Himatsingka Seide Ltd.	1,947	2,948
Hindalco Industries Ltd.	81,114	441,087
Hinduja Global Solutions Ltd.	708	8,758
Hindustan Oil Exploration Co. Ltd.(1)	4,116	9,383
Hindustan Petroleum Corp. Ltd.	38,966	114,156
Hindustan Unilever Ltd.	6,836	205,816
Hitachi Energy India Ltd.	241	10,928
Home First Finance Co. India Ltd.(1)	1,412	14,093
Housing Development Finance Corp. Ltd.	22,151	652,054
I G Petrochemicals Ltd.	1,499	11,962
ICICI Bank Ltd., ADR	21,856	420,728
ICICI Lombard General Insurance Co. Ltd.	2,124	34,530
ICICI Prudential Life Insurance Co. Ltd.	3,384	22,574
IDFC First Bank Ltd.(1)	74,379	34,577
IDFC Ltd.	86,995	55,190
IFB Industries Ltd.(1)	268	2,978
IFCI Ltd.(1)	32,831	4,202
IIFL Finance Ltd.	11,992	49,396
IIFL Securities Ltd.	5,318	5,320
IIFL Wealth Management Ltd.	1,793	35,972
India Cements Ltd.	15,074	32,656
India Glycols Ltd.	1,220	13,533
Indiabulls Housing Finance Ltd.(1)	19,242	29,053
Indiabulls Real Estate Ltd.(1)	22,587	21,676
Indian Bank	16,628	36,085
Indian Energy Exchange Ltd.	23,847	59,468
Indian Metals & Ferro Alloys Ltd.	3,462	13,402
Indian Oil Corp. Ltd.	79,925	119,267
Indian Railway Catering & Tourism Corp. Ltd.	2,155	19,070
Indo Count Industries Ltd.	3,348	6,372
Indraprastha Gas Ltd.	1,402	6,796
Indus Towers Ltd.	30,459	78,674
Info Edge India Ltd.	1,068	57,035
Infosys Ltd., ADR	70,584	1,331,214
Inox Wind Ltd.(1)	5,788	6,615
Intellect Design Arena Ltd.(1)	7,231	62,380
InterGlobe Aviation Ltd.(1)	1,748	41,110

IOL Chemicals and Pharmaceuticals Ltd.	943	4,324
Ipca Laboratories Ltd.	9,095	105,411
IRB Infrastructure Developers Ltd.(1)	9,082	25,733
J Kumar Infraprojects Ltd.	6,357	19,922
Jagran Prakashan Ltd.(1)	9,956	7,589
Jai Corp. Ltd.	9,007	13,610
Jain Irrigation Systems Ltd.(1)	33,922	17,411
Jaiprakash Associates Ltd.(1)	47,432	5,031
Jaiprakash Power Ventures Ltd.(1)	337,329	29,754
Jammu & Kashmir Bank Ltd.(1)	42,258	16,206
Jamna Auto Industries Ltd.	10,646	15,065
Jindal Poly Films Ltd.	1,475	20,728
Jindal Saw Ltd.	15,519	17,286
Jindal Stainless Hisar Ltd.(1)	11,911	33,901
Jindal Stainless Ltd.(1)	17,129	24,673
Jindal Steel & Power Ltd.	31,538	153,236
JK Cement Ltd.	2,071	63,149
JK Lakshmi Cement Ltd.	6,614	37,716
JK Paper Ltd.	7,046	30,350
JK Tyre & Industries Ltd.	14,652	21,643
JM Financial Ltd.	38,923	32,758
JSW Energy Ltd.	10,448	37,063
JSW Steel Ltd.	38,502	272,784
Jubilant Foodworks Ltd.(1)	13,800	97,517
Jubilant Ingrevia Ltd.	2,179	14,078
Jubilant Pharmova Ltd.	3,351	16,567
Just Dial Ltd.(1)	979	8,286
Jyothy Labs Ltd.	4,782	9,124
Kajaria Ceramics Ltd.	4,758	62,947
Kalpataru Power Transmission Ltd.	3,140	14,546
Kansai Nerolac Paints Ltd.	2,339	12,021
Karnataka Bank Ltd.	15,165	13,083
Karur Vysya Bank Ltd.	40,236	23,117
Kaveri Seed Co. Ltd.	3,831	28,369
KEC International Ltd.	10,118	51,402
KEI Industries Ltd.	948	14,993
Kirloskar Ferrous Industries Ltd.	6,887	19,929
Kirloskar Oil Engines Ltd.	3,353	6,614
KNR Constructions Ltd.	12,064	40,148
Kolte-Patil Developers Ltd.(1)	1,397	4,482
Kopran Ltd.	1,454	4,224
Kotak Mahindra Bank Ltd.	8,044	189,710
KPIT Technologies Ltd.	15,137	102,497
KPR Mill Ltd.	5,470	43,822
KRBL Ltd.	8,855	24,912
L&T Finance Holdings Ltd.(1)	49,507	48,108
L&T Technology Services Ltd.	955	42,866
Larsen & Toubro Infotech Ltd.	1,594	86,906
Larsen & Toubro Ltd.	20,956	443,747
Laurus Labs Ltd.	15,430	112,329
LIC Housing Finance Ltd.	16,466	79,759
Linde India Ltd.	348	13,372
LT Foods Ltd.	7,047	7,282
Lupin Ltd.	2,335	18,573
Mahanagar Gas Ltd.	1,830	17,792

Maharashtra Seamless Ltd.	2,014	14,279
Mahindra & Mahindra Financial Services Ltd.	42,851	97,870
Mahindra & Mahindra Ltd.	31,274	413,799
Mahindra Lifespace Developers Ltd.(1)	2,988	14,313
Mahindra Logistics Ltd.	3,262	19,345
Maithan Alloys Ltd.	1,132	14,440
Manali Petrochemicals Ltd.	9,199	11,781
Manappuram Finance Ltd.	40,753	49,936
Marico Ltd.	15,837	108,433
Marksans Pharma Ltd.	7,598	4,565
Maruti Suzuki India Ltd.	2,944	300,001
MAS Financial Services Ltd.	1,629	11,335
Mastek Ltd.	528	18,013
Matrimony.com Ltd.	690	6,911
Mayur Uniquoters Ltd.	698	3,401
Mazagon Dock Shipbuilders Ltd.	3,870	13,724
Meghmani Finechem Ltd.(1)	1,763	31,872
Meghmani Organics Ltd.	14,945	24,175
Metropolis Healthcare Ltd.	1,019	21,122
Minda Corp. Ltd.	3,029	8,149
Mindtree Ltd.	2,532	99,013
MOIL Ltd.	7,182	14,895
Motherson Sumi Wiring India Ltd.(1)	33,006	27,889
Motilal Oswal Financial Services Ltd.	3,447	35,002
Mphasis Ltd.	1,587	52,819
MRF Ltd.	110	109,860
MSTC Ltd.	1,029	3,814
Multi Commodity Exchange of India Ltd.	1,228	21,585
Muthoot Finance Ltd.	5,694	83,476
Narayana Hrudayalaya Ltd.(1)	3,375	28,369
Natco Pharma Ltd.	5,149	45,725
National Aluminium Co. Ltd.	64,321	79,694
Nava Bharat Ventures Ltd.	11,704	27,929
NBCC India Ltd.	65,976	28,331
NCC Ltd.	39,240	32,421
NELCO Ltd.	701	5,223
Neogen Chemicals Ltd.	823	15,598
NESCO Ltd.	711	4,963
Nestle India Ltd.	872	198,034
Neuland Laboratories Ltd.	579	7,984
Newgen Software Technologies Ltd.	1,964	9,794
NIIT Ltd.	9,326	55,017
Nippon Life India Asset Management Ltd.	6,940	25,280
NOCIL Ltd.	1,719	5,392
NTPC Ltd.	183,982	369,047
Oberoi Realty Ltd.(1)	6,424	66,216
Oil & Natural Gas Corp. Ltd.	101,570	198,081
Oil India Ltd.	21,074	64,713
Olectra Greentech Ltd.(1)	3,191	24,006
OnMobile Global Ltd.	3,493	5,820
Oracle Financial Services Software Ltd.	1,287	54,393
Orient Cement Ltd.	17,095	27,208
Orient Electric Ltd.	9,374	33,612
Page Industries Ltd.	239	138,629
Paisalo Digital Ltd.	1,179	11,491

PCBL Ltd.	19,120	25,994
Persistent Systems Ltd.	2,477	119,506
Petronet LNG Ltd.	48,819	142,558
Phoenix Mills Ltd.	2,284	34,205
PI Industries Ltd.	1,641	58,119
Pidilite Industries Ltd.	1,927	55,479
Piramal Enterprises Ltd.	4,189	101,727
PNB Housing Finance Ltd.(1)	6,414	26,606
PNC Infratech Ltd.	10,165	31,863
Polycab India Ltd.	446	13,955
Polyplex Corp. Ltd.	1,717	52,044
Poonawalla Fincorp Ltd.(1)	2,566	8,486
Power Finance Corp. Ltd.	10,140	14,492
Power Grid Corp. of India Ltd.	114,009	340,507
Praj Industries Ltd.	9,934	43,562
Prestige Estates Projects Ltd.	8,021	44,017
Pricol Ltd.(1)	4,351	6,485
Prince Pipes & Fittings Ltd.	1,925	15,603
Prism Johnson Ltd.(1)	6,392	8,847
Privi Speciality Chemicals Ltd.	426	6,350
Procter & Gamble Health Ltd.	56	3,071
PTC India Ltd.	20,398	23,148
Radico Khaitan Ltd.	4,520	46,452
Rain Industries Ltd.	2,672	5,724
Rajesh Exports Ltd.	5,055	35,165
Rallis India Ltd.	2,331	6,003
Ramco Cements Ltd.(1)	7,339	65,764
Rashtriya Chemicals & Fertilizers Ltd.	15,657	19,216
Ratnamani Metals & Tubes Ltd.	335	11,349
Raymond Ltd.(1)	3,527	44,240
RBL Bank Ltd.(1)	19,047	27,357
REC Ltd.	60,914	93,341
Redington India Ltd.	52,432	87,461
Relaxo Footwears Ltd.	466	5,936
Reliance Industrial Infrastructure Ltd.	626	7,415
Reliance Industries Ltd., GDR	17,652	1,187,616
Reliance Infrastructure Ltd.(1)	17,976	24,744
Reliance Power Ltd.(1)	326,382	52,441
Repco Home Finance Ltd.	1,964	3,750
Rhi Magnesita India Ltd.	2,629	18,087
Rupa & Co. Ltd.	2,495	12,058
Samvardhana Motherson International Ltd.	61,782	103,330
Sanofi India Ltd.	732	64,474
Sarda Energy & Minerals Ltd.	1,168	13,612
Saregama India Ltd.(1)	1,980	10,933
SBI Cards & Payment Services Ltd.	2,749	27,509
SBI Life Insurance Co. Ltd.	5,203	78,124
Schaeffler India Ltd.	875	25,941
Sharda Cropchem Ltd.	3,173	29,171
Share India Securities Ltd.	1,816	27,378
Shipping Corp. of India Ltd.	5,563	8,423
Shree Cement Ltd.	224	63,507
Shree Renuka Sugars Ltd.(1)	13,699	8,247
Shriram City Union Finance Ltd.	1,000	22,108

Shriram Transport Finance Co. Ltd.	11,748	176,884
Siemens Ltd.	1,247	38,930
Sobha Ltd.	3,140	22,132
Solar Industries India Ltd.	1,306	44,109
Sonata Software Ltd.	6,467	56,945
South Indian Bank Ltd.(1)	51,265	5,265
Southern Petrochemical Industries Corp. Ltd.(1)	17,726	12,960
Spandana Sphoorty Financial Ltd.(1)	2,425	11,680
SRF Ltd.	5,107	161,020
Star Cement Ltd.(1)	7,215	8,199
State Bank of India, GDR	4,441	263,865
Sterling and Wilson Renewable(1)	4,243	17,872
Sterlite Technologies Ltd.	13,985	31,194
Strides Pharma Science Ltd.	2,601	11,071
Subex Ltd.	6,461	2,360
Sudarshan Chemical Industries	3,424	20,077
Sumitomo Chemical India Ltd.	4,396	26,076
Sun Pharma Advanced Research Co. Ltd.(1)	1,889	5,388
Sun Pharmaceutical Industries Ltd.	23,342	258,155
Sun TV Network Ltd.	7,009	40,037
Sundaram Finance Ltd.	691	14,414
Sundram Fasteners Ltd.	4,294	43,011
Sunflag Iron & Steel Co.(1)	6,118	7,354
Sunteck Realty Ltd.	3,995	23,097
Suprajit Engineering Ltd.	3,688	16,010
Supreme Industries Ltd.	4,071	95,697
Supreme Petrochem Ltd.(1)	1,178	11,069
Surya Roshni Ltd.	797	4,167
Suven Pharmaceuticals Ltd.	5,278	33,882
Suzlon Energy Ltd.(1)	104,836	11,508
Tamil Nadu Newsprint & Papers Ltd.	7,235	16,682
Tamilnadu Petroproducts Ltd.	7,021	8,474
Tanla Platforms Ltd.	5,252	89,309
Tata Chemicals Ltd.	10,563	128,304
Tata Communications Ltd.	4,299	54,324
Tata Consultancy Services Ltd.	16,512	712,026
Tata Consumer Products Ltd.	5,037	49,072
Tata Elxsi Ltd.	828	88,917
Tata Investment Corp. Ltd.	995	19,548
Tata Motors Ltd., ADR(1)(2)	12,870	366,795
Tata Power Co. Ltd.	24,630	74,170
Tata Steel Long Products Ltd.	1,631	13,826
Tata Steel Ltd.	31,350	425,804
TCI Express Ltd.	457	9,504
TeamLease Services Ltd.(1)	553	23,512
Tech Mahindra Ltd.	25,268	382,032
Tejas Networks Ltd.(1)	1,973	10,779
Texmaco Rail & Engineering Ltd.	26,769	15,826
Thermax Ltd.	3,688	94,447
Thirumalai Chemicals Ltd.	10,204	31,970
Thyrocare Technologies Ltd.	472	3,992
Tide Water Oil Co. India Ltd.	360	4,986
Time Technoplast Ltd.	12,032	15,959
Tinplate Co. of India Ltd.	3,598	15,854

Titagarh Wagons Ltd.(1)	11,407	14,694
Titan Co. Ltd.	3,073	87,344
Torrent Pharmaceuticals Ltd.	1,946	70,777
Torrent Power Ltd.	3,732	21,817
Transport Corp. of India Ltd.	1,642	15,502
Trident Ltd.	68,002	41,650
Triveni Engineering & Industries Ltd.	12,778	47,919
Triveni Turbine Ltd.	9,259	20,171
Tube Investments of India Ltd.	4,147	83,864
TV Today Network Ltd.	2,282	7,893
TV18 Broadcast Ltd.(1)	50,440	25,936
Uflex Ltd.	5,373	42,082
Ujjivan Financial Services Ltd.(1)	1,463	2,617
UltraTech Cement Ltd.	2,530	197,178
Union Bank of India Ltd.(1)	17,616	8,518
United Spirits Ltd.(1)	12,264	127,331
UPL Ltd.	8,054	80,661
Usha Martin Ltd.(1)	12,880	19,367
UTI Asset Management Co. Ltd.	2,788	24,542
V-Guard Industries Ltd.	2,008	6,023
VA Tech Wabag Ltd.(1)	2,681	8,489
Vaibhav Global Ltd.	1,025	4,419
Vakrangee Ltd.	31,841	11,704
Valiant Organics Ltd.(1)	1,671	14,471
Vardhman Textiles Ltd.	7,755	28,426
Varroc Engineering Ltd.(1)	1,399	6,146
Varun Beverages Ltd.	5,154	69,793
Vedanta Ltd.	52,624	217,893
Venky's India Ltd.	238	6,221
VIP Industries Ltd.	1,621	11,968
Vodafone Idea Ltd.(1)	232,783	28,551
Voltas Ltd.	1,275	16,642
VRL Logistics Ltd.	2,302	19,002
Welspun Corp. Ltd.	11,369	33,109
Welspun India Ltd.	20,423	17,088
West Coast Paper Mills Ltd.	2,196	9,483
Westlife Development Ltd.(1)	808	4,697
Wipro Ltd., ADR	26,591	159,014
Wockhardt Ltd.(1)	1,829	6,059
Yes Bank Ltd.(1)	673,890	113,708
Zee Entertainment Enterprises Ltd.	65,242	210,849
Zen Technologies Ltd.	2,024	4,789
Zensar Technologies Ltd.	10,622	41,582
		30,056,662
Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	107,700	7,093
Adaro Energy Indonesia Tbk PT	973,100	218,399
Adhi Karya Persero Tbk PT(1)	82,400	4,092
Adi Sarana Armada Tbk PT(1)	73,600	11,099
Agung Podomoro Land Tbk PT(1)	80,200	604
AKR Corporindo Tbk PT	602,100	46,162
Alam Sutera Realty Tbk PT(1)	534,300	6,081
Aneka Tambang Tbk	398,100	68,268
Astra Agro Lestari Tbk PT	40,600	33,419

Astra International Tbk PT	566,800	285,115
Bank BTPN Syariah Tbk PT	164,600	34,408
Bank Bukopin Tbk PT(1)	1,089,998	15,310
Bank Central Asia Tbk PT	684,800	362,328
Bank China Construction Bank Indonesia Tbk PT(1)	357,900	2,283
Bank Jago Tbk PT(1)	31,000	19,888
Bank Mandiri Persero Tbk PT	485,800	283,428
Bank Negara Indonesia Persero Tbk PT	210,700	132,375
Bank Pan Indonesia Tbk PT(1)	16,900	1,395
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	248,200	24,861
Bank Pembangunan Daerah Jawa Timur Tbk PT	113,500	6,071
Bank Rakyat Indonesia Persero Tbk PT	946,197	299,733
Bank Syariah Indonesia Tbk PT(1)	61,200	6,045
Bank Tabungan Negara Persero Tbk PT	374,000	43,554
Barito Pacific Tbk PT	254,400	14,551
BFI Finance Indonesia Tbk PT	479,000	37,405
Buana Lintas Lautan Tbk PT(1)	553,700	6,339
Bukit Asam Tbk PT	206,400	64,109
Bumi Serpong Damai Tbk PT(1)	228,300	14,789
Buyung Poetra Sembada PT	68,000	700
Charoen Pokphand Indonesia Tbk PT	212,200	78,605
Ciputra Development Tbk PT	808,700	54,640
Delta Dunia Makmur Tbk PT(1)	708,900	21,216
Dharma Satya Nusantara Tbk PT	370,800	14,102
Elnusa Tbk PT	183,200	3,858
Erajaya Swasembada Tbk PT	584,000	21,385
Gajah Tunggal Tbk PT	82,900	3,661
Global Mediacom Tbk PT(1)	53,600	991
Harum Energy Tbk PT	16,200	13,180
Indah Kiat Pulp & Paper Tbk PT	174,200	98,503
Indika Energy Tbk PT(1)	181,000	35,913
Indo Tambangraya Megah Tbk PT	36,800	88,594
Indocement Tunggal Prakarsa Tbk PT	60,200	40,121
Indofood CBP Sukses Makmur Tbk PT	49,400	29,013
Indofood Sukses Makmur Tbk PT	70,800	31,997
Indosat Tbk PT	74,500	27,178
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	101,252	7,082
Japfa Comfeed Indonesia Tbk PT	274,200	26,768
Jasa Marga Persero Tbk PT(1)	50,700	13,904
Kalbe Farma Tbk PT	769,000	88,303
Kresna Graha Investama Tbk PT(1)	28,000	96
Link Net Tbk PT	58,100	18,445
Lippo Karawaci Tbk PT(1)	765,000	6,506
Malindo Feedmill Tbk PT(1)	13,400	578
Matahari Department Store Tbk PT	145,500	53,853
Medco Energi Internasional Tbk PT(1)	503,940	20,029
Media Nusantara Citra Tbk PT	425,200	28,230
Merdeka Copper Gold Tbk PT(1)	283,951	105,774
Mitra Adiperkasa Tbk PT(1)	508,100	31,287
Mitra Keluarga Karyasehat Tbk PT	78,500	14,034
Pabrik Kertas Tjiwi Kimia Tbk PT	25,700	12,528
Pakuwon Jati Tbk PT(1)	688,800	24,079
Panin Financial Tbk PT(1)	427,000	8,198
Perusahaan Gas Negara Tbk PT(1)	351,300	43,323

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	344,600	33,665
PP Persero Tbk PT(1)	159,800	10,227
Puradelta Lestari Tbk PT	105,100	1,232
Rimo International Lestari Tbk PT(1)	329,900	1,131
Salim Ivomas Pratama Tbk PT	44,700	1,593
Samudera Indonesia Tbk PT	117,400	28,165
Sarana Menara Nusantara Tbk PT	505,900	34,680
Sawit Sumbermas Sarana Tbk PT	188,300	17,040
Selamat Sempurna Tbk PT	68,200	6,737
Semen Indonesia Persero Tbk PT	92,300	46,143
Siloam International Hospitals Tbk PT(1)	16,000	1,240
Smartfren Telecom Tbk PT(1)	3,336,600	18,276
Sri Rejeki Isman Tbk PT(1)	54,600	547
Steel Pipe Industry of Indonesia PT	274,200	5,943
Summarecon Agung Tbk PT(1)	747,358	35,796
Surya Citra Media Tbk PT(1)	945,000	14,468
Surya Esa Perkasa Tbk PT(1)	52,700	4,243
Surya Semesta Internusa Tbk PT(1)	20,600	542
Telkom Indonesia Persero Tbk PT, ADR	15,291	448,944
Temas Tbk PT	49,400	10,781
Timah Tbk PT(1)	278,200	36,135
Tower Bersama Infrastructure Tbk PT	253,700	51,193
Transcoal Pacific Tbk PT(1)	29,600	23,350
Tunas Baru Lampung Tbk PT	24,900	1,375
Unilever Indonesia Tbk PT	131,800	42,698
United Tractors Tbk PT	92,700	199,469
Waskita Beton Precast Tbk PT(1)	48,300	315
Waskita Karya Persero Tbk PT(1)	384,292	14,731
Wijaya Karya Persero Tbk PT(1)	60,800	4,016
XL Axiata Tbk PT	243,300	43,990
		4,254,543
Malaysia — 1.9%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	971
Aeon Co. M Bhd	34,400	11,142
AEON Credit Service M Bhd	500	1,661
Alliance Bank Malaysia Bhd	84,400	69,320
AMMB Holdings Bhd(1)	108,800	90,234
Ann Joo Resources Bhd	16,600	5,074
Astro Malaysia Holdings Bhd	23,800	5,317
ATA IMS Bhd	14,300	1,075
Axiata Group Bhd	40,600	29,761
Bank Islam Malaysia Bhd	35,200	23,442
Berjaya Corp. Bhd(1)	18,096	989
Berjaya Sports Toto Bhd	7,474	3,251
Bermaz Auto Bhd	17,800	7,238
Beshom Holdings Bhd	2,076	751
Boustead Holdings Bhd(1)	112,300	19,181
Boustead Plantations Bhd	74,900	18,483
Bumi Armada Bhd(1)	305,000	30,695
Bursa Malaysia Bhd	27,900	42,168
Cahya Mata Sarawak Bhd	32,700	8,057
Capital A Bhd(1)	33,100	4,896
Careplus Group Bhd	13,500	1,636
Carlsberg Brewery Malaysia Bhd	2,500	12,599
CIMB Group Holdings Bhd	130,648	153,391

Coastal Contracts Bhd(1)	3,400	1,518
Comfort Glove Bhd	6,800	1,009
CSC Steel Holdings Bhd	18,100	6,233
Cypark Resources Bhd(1)	15,400	1,371
Dagang NeXchange Bhd(2)	250,700	58,653
Datasonic Group Bhd	28,200	3,603
Dayang Enterprise Holdings Bhd	17,100	3,805
Dialog Group Bhd	69,000	38,203
DiGi.Com Bhd	60,400	48,653
DRB-Hicom Bhd	29,900	8,311
Dufu Technology Corp. Bhd	2,800	1,666
Eco World Development Group Bhd	95,100	16,044
Econpile Holdings Bhd(1)	5,500	263
Ekovest Bhd(1)	134,300	12,700
Focus Dynamics Group Bhd(1)	55,800	374
Fraser & Neave Holdings Bhd	5,300	23,472
Frontken Corp. Bhd	31,000	19,267
Gamuda Bhd	95,615	77,730
Genting Bhd	69,300	75,142
Genting Malaysia Bhd	34,300	23,451
Genting Plantations Bhd	6,300	10,935
Globetronics Technology Bhd	12,200	3,610
HAP Seng Consolidated Bhd	16,900	32,001
Hartalega Holdings Bhd	66,200	63,462
Heineken Malaysia Bhd	5,800	32,952
Hengyuan Refining Co. Bhd(1)	5,300	7,491
Hextar Global Bhd	4,440	1,692
Hiap Teck Venture Bhd	125,000	9,824
Hibiscus Petroleum Bhd	196,400	61,874
Hong Leong Bank Bhd	9,400	45,185
Hong Leong Financial Group Bhd	8,500	39,132
Hong Leong Industries Bhd	400	836
IHH Healthcare Bhd	14,000	21,398
IJM Corp. Bhd	205,700	84,407
Inari Amertron Bhd	72,300	46,198
IOI Corp. Bhd	39,200	38,471
IOI Properties Group Bhd	41,800	9,617
JAKS Resources Bhd(1)	11,180	738
Jaya Tiasa Holdings Bhd(1)	104,500	18,015
Kossan Rubber Industries Bhd	54,100	20,373
KPJ Healthcare Bhd	33,800	6,707
KSL Holdings Bhd(1)	5,500	934
Kuala Lumpur Kepong Bhd	5,100	29,792
Land & General Bhd	29,900	714
LBS Bina Group Bhd	8,961	920
Leong Hup International Bhd	5,600	652
Lii Hen Industries Bhd	1,400	974
Lotte Chemical Titan Holding Bhd	20,000	9,355
Luxchem Corp. Bhd	20,900	3,053
Mah Sing Group Bhd	51,600	7,532
Malakoff Corp. Bhd	6,800	946
Malayan Banking Bhd	98,721	205,022
Malayan Flour Mills Bhd	26,300	3,814
Malaysia Airports Holdings Bhd(1)	27,900	41,810
Malaysia Building Society Bhd	190,000	26,657

Malaysia Marine and Heavy Engineering Holdings Bhd(1)	4,700	433
Malaysian Pacific Industries Bhd	2,600	19,323
Malaysian Resources Corp. Bhd	9,900	812
Matrix Concepts Holdings Bhd	12,200	6,711
Maxis Bhd	58,000	50,213
Media Prima Bhd	58,500	6,492
Mega First Corp. Bhd	4,200	3,534
MISC Bhd	42,500	69,594
MKH Bhd	2,900	860
Muhibbah Engineering M Bhd(1)	2,000	246
My EG Services Bhd	132,900	27,745
Naim Holdings Bhd	4,300	520
Nestle Malaysia Bhd	1,200	36,946
OCK Group Bhd	7,100	640
OSK Holdings Bhd	6,600	1,364
Padini Holdings Bhd	12,900	9,883
Paramount Corp. Bhd	3,400	567
Perak Transit Bhd	5,566	889
PESTECH International Bhd	29,625	3,239
Petronas Chemicals Group Bhd	68,200	159,693
Petronas Dagangan Bhd	10,200	52,569
Petronas Gas Bhd	12,100	47,771
Poh Huat Resources Holdings Bhd	2,800	945
PPB Group Bhd	7,200	27,308
Press Metal Aluminium Holdings Bhd	39,400	49,785
Public Bank Bhd	347,500	375,360
QL Resources Bhd	14,450	16,928
Ranhill Utilities Bhd(1)	3,829	428
RHB Bank Bhd	71,285	98,758
Rubberex Corp. M Bhd(1)	61,100	8,715
Sam Engineering & Equipment M Bhd	2,400	2,268
Sapura Energy Bhd(1)	43,200	818
Sarawak Oil Palms Bhd	21,200	26,653
Scientex Bhd	22,400	18,522
Serba Dinamik Holdings Bhd(1)	4,000	90
Sime Darby Bhd	142,000	70,997
Sime Darby Plantation Bhd	55,000	63,075
Sime Darby Property Bhd	33,900	3,983
SP Setia Bhd Group	120,300	23,192
Sunway Bhd	82,300	32,491
Sunway Construction Group Bhd	11,200	4,320
Supermax Corp. Bhd	62,243	14,924
Syarikat Takaful Malaysia Keluarga Bhd	18,100	14,375
Ta Ann Holdings Bhd	26,400	30,000
Telekom Malaysia Bhd	42,500	52,037
Tenaga Nasional Bhd	70,300	146,913
Thong Guan Industries Bhd	2,400	1,295
TIME dotCom Bhd	38,400	38,338
Tiong NAM Logistics Holdings	26,900	4,120
Top Glove Corp. Bhd	109,800	35,127
Tropicana Corp. Bhd(1)	4,807	1,059
TSH Resources Bhd	77,200	22,231
Uchi Technologies Bhd	7,500	5,326
UEM Sunrise Bhd(1)	6,800	512
UMW Holdings Bhd	5,900	4,566

Unisem M Bhd	26,600	16,607
United Plantations Bhd	5,000	16,729
UWC Bhd	6,400	4,282
Velesto Energy Bhd(1)	250,600	6,807
ViTrox Corp. Bhd	4,000	7,027
Vizione Holdings Bhd(1)	5,100	87
VS Industry Bhd(2)	66,800	15,120
Wah Seong Corp. Bhd(1)	16,200	2,593
WCT Holdings Bhd(1)	7,446	858
Westports Holdings Bhd	38,900	30,642
Yinson Holdings Bhd	93,800	48,828
YTL Corp. Bhd	27,796	4,059
		3,699,035
Mexico — 2.5%
Alfa SAB de CV, Series A	66,800	50,913
Alpek SAB de CV	45,690	60,477
America Movil SAB de CV, Class L ADR	30,864	658,638
Arca Continental SAB de CV	7,700	51,970
Banco del Bajio SA	55,377	137,623
Becle SAB de CV	4,400	10,123
Cemex SAB de CV, ADR(1)	24,287	113,420
Coca-Cola Femsa SAB de CV	21,495	128,421
Consorcio ARA SAB de CV	4,900	964
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	5,699	88,790
Corp. Inmobiliaria Vesta SAB de CV	28,500	57,896
El Puerto de Liverpool SAB de CV, Class C1	600	3,176
Fomento Economico Mexicano SAB de CV, ADR	1,708	127,827
GCC SAB de CV	11,000	77,384
Genomma Lab Internacional SAB de CV, Class B	78,900	79,620
Gentera SAB de CV	92,800	70,824
Gruma SAB de CV, B Shares	13,190	158,102
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,173	67,752
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,192	179,253
Grupo Aeroportuario del Sureste SAB de CV, ADR	817	177,526
Grupo Bimbo SAB de CV, Series A	21,200	69,523
Grupo Carso SAB de CV	13,100	54,655
Grupo Comercial Chedraui SA de CV	20,500	56,999
Grupo Financiero Banorte SAB de CV, Class O	77,596	501,641
Grupo Financiero Inbursa SAB de CV, Class O(1)	109,250	225,433
Grupo GICSA SAB de CV(1)	8,000	1,126
Grupo Industrial Saltillo SAB de CV	1,800	1,965
Grupo Mexico SAB de CV, Series B	79,594	392,985
Grupo Rotoplas SAB de CV(1)	1,969	2,916
Grupo Televisa SAB, ADR	23,272	237,607
Grupo Traxion SAB de CV(1)	10,800	17,978
Hoteles City Express SAB de CV(1)	1,300	272
Industrias Bachoco SAB de CV	700	2,727
Industrias Penoles SAB de CV	9,820	114,155
Kimberly-Clark de Mexico SAB de CV, A Shares	35,800	55,390
La Comer SAB de CV	16,000	31,707
Megacable Holdings SAB de CV	49,200	142,046
Nemak SAB de CV(1)	231,440	52,331
Orbia Advance Corp. SAB de CV	49,300	132,641
Promotora y Operadora de Infraestructura SAB de CV	12,515	85,879
Qualitas Controladora SAB de CV	15,900	79,498

Regional SAB de CV	4,890	28,989
Unifin Financiera SAB de CV(1)(2)	723	621
Wal-Mart de Mexico SAB de CV	69,197	255,896
		4,845,679
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	19,405	165,719
Credicorp Ltd.	1,318	185,021
Intercorp Financial Services, Inc.	2,340	63,858
Southern Copper Corp.	1,674	103,420
		518,018
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	79,690	80,473
Aboitiz Power Corp.	12,100	7,346
AC Energy Corp.	112,530	15,330
Alliance Global Group, Inc.	166,000	33,879
Ayala Corp.	6,810	90,495
Ayala Land, Inc.	128,900	72,715
Ayalaland Logistics Holdings Corp.(1)	17,000	1,345
Bank of the Philippine Islands	57,660	108,730
BDO Unibank, Inc.	51,220	130,304
Cebu Air, Inc.(1)	6,390	5,489
Century Pacific Food, Inc.(1)	41,200	17,289
Converge Information and Communications Technology Solutions, Inc.(1)	28,200	14,263
Cosco Capital, Inc.	51,700	4,645
DMCI Holdings, Inc.	350,700	60,249
DoubleDragon Corp.	2,700	412
East West Banking Corp.	5,400	741
EEI Corp.(1)	5,000	338
Filinvest Land, Inc.	41,000	728
First Gen Corp.	22,300	8,165
Ginebra San Miguel, Inc.	1,300	2,735
Global Ferronickel Holdings, Inc.	171,000	8,645
Globe Telecom, Inc.	780	36,071
GT Capital Holdings, Inc.	5,870	56,208
Integrated Micro-Electronics, Inc.(1)	6,600	868
International Container Terminal Services, Inc.	26,150	108,239
JG Summit Holdings, Inc.	68,613	71,184
Jollibee Foods Corp.	9,390	37,520
Manila Electric Co.	5,510	39,242
Manila Water Co., Inc.	32,900	11,483
Max's Group, Inc.(1)	4,100	429
Megaworld Corp.	712,000	37,473
Metro Pacific Investments Corp.	373,000	26,176
Metropolitan Bank & Trust Co.	131,530	137,816
Monde Nissin Corp.(1)	116,200	32,777
Nickel Asia Corp.	273,100	37,667
Petron Corp.(1)	75,000	4,641
Pilipinas Shell Petroleum Corp.(1)	1,600	579
PLDT, Inc., ADR(2)	2,164	80,046
Puregold Price Club, Inc.	65,600	41,286
Robinsons Land Corp.	91,300	33,779
Robinsons Retail Holdings, Inc.	34,190	34,688
Security Bank Corp.	32,810	57,756
Semirara Mining & Power Corp.	60,700	38,323
SM Investments Corp.	2,055	33,635

SM Prime Holdings, Inc.	80,700	56,771
Universal Robina Corp.	32,640	67,197
Vista Land & Lifescapes, Inc.	62,800	2,816
Wilcon Depot, Inc.	52,200	26,371
		1,775,357
Poland — 0.8%
Alior Bank SA(1)	7,262	56,372
Allegro.eu SA(1)	1,485	8,703
AmRest Holdings SE(1)	2,830	12,187
Asseco Poland SA	1,398	25,235
Bank Millennium SA(1)	49,227	56,397
Bank Polska Kasa Opieki SA	4,027	87,890
CCC SA(1)	861	10,508
CD Projekt SA	3,015	76,721
Ciech SA	2,368	22,163
Cyfrowy Polsat SA	4,067	21,380
Dino Polska SA(1)	1,264	88,361
Enea SA(1)	4,731	9,872
Eurocash SA	2,586	6,726
Famur SA(1)	6,958	4,752
Grupa Azoty SA(1)	3,462	40,944
Grupa Lotos SA(1)	5,066	83,567
Jastrzebska Spolka Weglowa SA(1)	5,105	79,449
KGHM Polska Miedz SA	3,278	111,655
KRUK SA	574	36,763
LiveChat Software SA	1,024	22,434
LPP SA	45	108,154
Lubelski Wegiel Bogdanka SA(1)	109	1,390
mBank SA(1)	675	43,999
Mercator Medical SA(1)	146	2,089
Neuca SA	24	4,254
Orange Polska SA(1)	42,954	63,182
PGE Polska Grupa Energetyczna SA(1)	7,153	16,914
PKP Cargo SA(1)	196	530
Polski Koncern Naftowy ORLEN SA	7,442	128,450
Polskie Gornictwo Naftowe i Gazownictwo SA	46,946	65,807
Powszechna Kasa Oszczednosci Bank Polski SA(1)	8,650	64,609
Powszechny Zaklad Ubezpieczen SA	14,313	108,508
Santander Bank Polska SA	714	43,053
Tauron Polska Energia SA(1)	17,464	13,500
TEN Square Games SA	170	5,073
Warsaw Stock Exchange	783	6,971
XTB SA	4,908	23,472
		1,562,034
Russia(5)†
Gazprom PJSC, ADR	154,772	8,977
Globaltrans Investment PLC, GDR	19,562	1,721
LUKOIL PJSC, ADR	14,461	1,041
Magnit PJSC, GDR	8,068	8
Mechel PJSC, ADR(1)	3,686	59
MMC Norilsk Nickel PJSC, ADR	8,493	1,605
Mobile TeleSystems PJSC, ADR	11,495	448
Novatek PJSC, GDR	870	57
Novolipetsk Steel PJSC, GDR	6,058	194
O'Key Group SA, GDR(1)	1,578	95

PhosAgro PJSC, GDR	6,827	34
PhosAgro PJSC(1)	44	—
Ros Agro PLC, GDR	3,053	95
Rosneft Oil Co. PJSC, GDR	36,427	2,186
Severstal PAO, GDR	6,837	41
Tatneft PJSC, ADR	10,228	2,404
VK Co. Ltd., GDR(1)	87	7
VTB Bank PJSC, GDR(1)	193,198	1,352
X5 Retail Group NV, GDR	2,570	136
		20,460
South Africa — 4.3%
Absa Group Ltd.	23,875	280,475
Adcock Ingram Holdings Ltd.	305	1,079
Advtech Ltd.	12,737	15,534
AECI Ltd.	8,701	57,380
African Rainbow Minerals Ltd.	6,786	112,687
Afrimat Ltd.	756	3,150
Alexander Forbes Group Holdings Ltd.	4,775	1,290
Anglo American Platinum Ltd.	1,265	138,443
AngloGold Ashanti Ltd., ADR	15,252	262,029
Aspen Pharmacare Holdings Ltd.	16,004	165,080
Astral Foods Ltd.	3,362	41,118
Aveng Ltd.(1)	7,715	7,119
AVI Ltd.	12,621	53,133
Balwin Properties Ltd.	4,197	795
Barloworld Ltd.	16,801	105,912
Bid Corp. Ltd.	4,461	95,550
Bidvest Group Ltd.	6,862	95,655
Blue Label Telecoms Ltd.(1)	5,048	1,812
Brait PLC(1)	4,194	1,086
Capitec Bank Holdings Ltd.	943	135,675
Cashbuild Ltd.	488	8,713
City Lodge Hotels Ltd.(1)	2,646	759
Clicks Group Ltd.	5,854	114,271
Coronation Fund Managers Ltd.	13,375	31,954
Curro Holdings Ltd.	896	588
Dis-Chem Pharmacies Ltd.	19,019	42,974
Discovery Ltd.(1)(2)	10,690	99,406
Distell Group Holdings Ltd.(1)	1,448	16,008
DRDGOLD Ltd.	20,138	13,907
EOH Holdings Ltd.(1)	1,194	437
Exxaro Resources Ltd.	8,348	118,397
Famous Brands Ltd.(1)	293	1,149
FirstRand Ltd.	74,567	345,229
Foschini Group Ltd.	12,120	109,701
Gold Fields Ltd., ADR	26,087	243,653
Grindrod Shipping Holdings Ltd.	1,481	38,696
Harmony Gold Mining Co. Ltd., ADR	38,478	129,671
Impala Platinum Holdings Ltd.	22,688	309,325
Investec Ltd.	11,930	73,605
Kaap Agri Ltd.	177	509
KAP Industrial Holdings Ltd.	178,079	53,442
Kumba Iron Ore Ltd.	679	25,569
Lewis Group Ltd.	508	1,684
Life Healthcare Group Holdings Ltd.	32,255	38,009

Massmart Holdings Ltd.(1)	4,582	10,843
Metair Investments Ltd.	1,914	3,379
MiX Telematics Ltd., ADR	83	860
Momentum Metropolitan Holdings	75,719	76,749
Motus Holdings Ltd.	16,603	121,655
Mpact Ltd.	965	2,030
Mr Price Group Ltd.	6,006	79,525
MTN Group Ltd.	47,283	509,666
MultiChoice Group	16,569	142,152
Murray & Roberts Holdings Ltd.(1)	1,453	1,022
Nampak Ltd.(1)	4,076	771
Naspers Ltd.,, N Shares	1,386	150,978
Nedbank Group Ltd.	18,333	277,900
NEPI Rockcastle SA	15,391	96,877
Netcare Ltd.	55,488	54,090
Ninety One Ltd.	5,361	14,727
Northam Platinum Holdings Ltd.(1)	6,795	81,631
Oceana Group Ltd.	464	1,671
Old Mutual Ltd.	276,815	226,062
Omnia Holdings Ltd.	20,933	111,802
Pepkor Holdings Ltd.	20,522	28,661
Pick n Pay Stores Ltd.(2)	17,542	61,755
PPC Ltd.(1)	125,428	30,031
Rand Merchant Investment Holdings Ltd.	22,456	41,290
Raubex Group Ltd.	5,921	14,928
Reinet Investments SCA	8,127	164,374
Remgro Ltd.	20,703	199,153
Reunert Ltd.	3,156	8,248
RFG Holdings Ltd.	1,040	810
RMB Holdings Ltd.(1)	8,812	847
Royal Bafokeng Platinum Ltd.	15,814	161,505
Sanlam Ltd.	26,643	114,940
Santam Ltd.	1,880	35,038
Sappi Ltd.(1)	51,586	187,909
Sasol Ltd., ADR(1)(2)	18,238	474,370
Shoprite Holdings Ltd.	11,215	154,381
Sibanye Stillwater Ltd., ADR(2)	26,488	344,079
SPAR Group Ltd.	5,074	49,750
Standard Bank Group Ltd.	29,075	332,187
Steinhoff International Holdings NV(1)	35,801	6,150
Sun International Ltd.(1)	488	976
Telkom SA SOC Ltd.(1)	34,495	102,480
Thungela Resources Ltd.(2)	11,860	189,502
Tiger Brands Ltd.(2)	4,347	39,814
Transaction Capital Ltd.	4,056	11,247
Trencor Ltd.(1)	1,689	519
Truworths International Ltd.	19,786	68,897
Tsogo Sun Gaming Ltd.(1)	3,616	2,991
Tsogo Sun Hotels Ltd.(1)	3,866	910
Vodacom Group Ltd.	11,347	106,553
Wilson Bayly Holmes-Ovcon Ltd.	1,556	8,139
Woolworths Holdings Ltd.	31,006	110,145
Zeder Investments Ltd.	8,750	1,063
		8,410,690

South Korea — 14.7%
ABLBio, Inc.(1)	537	10,442
Ace Technologies Corp.(1)	775	6,464
Advanced Process Systems Corp.	1,624	28,967
Aekyung Industrial Co. Ltd.	349	5,039
AfreecaTV Co. Ltd.	388	33,518
Agabang&Company(1)	2,113	6,608
Ahnlab, Inc.	230	20,844
Alteogen, Inc.(1)	180	8,347
Amicogen, Inc.(1)	579	13,642
Amorepacific Corp.	322	42,420
AMOREPACIFIC Group	544	20,190
Ananti, Inc.(1)	6,338	40,841
Aprogen Medicines, Inc.(1)	437	600
Aprogen pharmaceuticals, Inc.(1)	1,383	749
AptaBio Therapeutics, Inc.(1)	502	7,521
Asiana Airlines, Inc.(1)	3,845	58,300
BGF Co. Ltd.	616	2,562
BGF retail Co. Ltd.	495	73,134
BH Co. Ltd.	952	21,537
Binggrae Co. Ltd.	616	26,053
Bioneer Corp.(1)	1,389	34,654
BNC Korea Co. Ltd.(1)	1,241	9,948
BNK Financial Group, Inc.	23,491	149,736
Boditech Med, Inc.	953	10,769
Boryung Pharmaceutical Co. Ltd.	285	2,780
Bukwang Pharmaceutical Co. Ltd.	513	4,421
Byucksan Corp.	2,612	7,895
Cellid Co. Ltd.(1)	65	1,186
Celltrion Healthcare Co. Ltd.	392	19,517
Celltrion Pharm, Inc.(1)	252	16,591
Celltrion, Inc.	606	78,358
Chabiotech Co. Ltd.(1)	516	7,454
Cheil Worldwide, Inc.	2,198	46,061
Chong Kun Dang Pharmaceutical Corp.	246	18,399
Chongkundang Holdings Corp.	42	2,223
Chunbo Co. Ltd.	75	16,269
CJ CGV Co. Ltd.(1)	377	8,390
CJ CheilJedang Corp.	437	138,444
CJ Corp.	1,048	72,060
CJ ENM Co. Ltd.	760	72,756
CJ Logistics Corp.(1)	623	65,033
CMG Pharmaceutical Co. Ltd.(1)	803	2,059
Com2uSCorp	114	8,014
Cosmax, Inc.	739	41,641
CosmoAM&T Co. Ltd.(1)	253	11,101
COSON Co. Ltd.(1)	1,078	2,292
Coway Co. Ltd.	2,887	166,117
COWELL FASHION Co. Ltd.	866	4,895
Creative & Innovative System(1)	493	5,716
CrystalGenomics, Inc.(1)	1,166	4,743
CS Wind Corp.	558	25,628
Cuckoo Homesys Co. Ltd.	704	18,243
Daea TI Co. Ltd.(1)	824	2,665
Daeduck Electronics Co. Ltd.	3,470	93,390

Daesang Corp.	1,157	20,968
Daewon Pharmaceutical Co. Ltd.	395	5,473
Daewoo Engineering & Construction Co. Ltd.(1)	14,667	77,270
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	196	3,480
Daewoong Co. Ltd.	705	16,426
Daewoong Pharmaceutical Co. Ltd.	177	24,526
Daishin Securities Co. Ltd.	4,161	54,950
Daol Investment & Securities Co. Ltd.	5,885	23,862
Daou Data Corp.	2,016	21,453
Daou Technology, Inc.	2,270	37,559
Dawonsys Co. Ltd.	62	1,427
DB Financial Investment Co. Ltd.	1,678	7,962
DB HiTek Co. Ltd.	3,002	165,707
DB Insurance Co. Ltd.	3,664	191,625
Dentium Co. Ltd.	478	29,643
Devsisters Co. Ltd.	99	4,051
DGB Financial Group, Inc.	16,567	116,376
DIO Corp.(1)	562	14,873
DL E&C Co. Ltd.	550	23,148
DL Holdings Co. Ltd.	1,379	77,960
Dong-A Socio Holdings Co. Ltd.	122	10,479
Dong-A ST Co. Ltd.	223	11,658
Dongjin Semichem Co. Ltd.	2,768	94,428
DongKook Pharmaceutical Co. Ltd.	415	7,326
Dongkuk Steel Mill Co. Ltd.	6,310	90,140
Dongsuh Cos., Inc.	282	6,251
Dongwha Enterprise Co. Ltd.(1)	82	5,488
Dongwha Pharm Co. Ltd.	1,215	11,653
Dongwon Development Co. Ltd.	641	2,519
Dongwon F&B Co. Ltd.	93	12,346
Dongwon Industries Co. Ltd.	66	12,650
Dongwon Systems Corp.	217	9,595
Doosan Bobcat, Inc.	917	28,027
Doosan Heavy Industries & Construction Co. Ltd.(1)	8,853	147,668
Doosan Tesna, Inc.	851	28,480
DoubleUGames Co. Ltd.	275	9,718
Douzone Bizon Co. Ltd.	812	24,227
Duk San Neolux Co. Ltd.(1)	569	18,734
E-MART, Inc.	671	62,635
Echo Marketing, Inc.	366	4,571
Ecopro BM Co. Ltd.	118	47,989
Ecopro Co. Ltd.	169	11,168
Ecopro HN Co. Ltd.	136	5,123
ENF Technology Co. Ltd.	240	6,706
Eo Technics Co. Ltd.	129	11,014
Eoflow Co. Ltd.(1)	486	9,032
Eugene Corp.	3,001	11,422
Eugene Investment & Securities Co. Ltd.	4,439	11,822
Eugene Technology Co. Ltd.	502	16,449
F&F Co. Ltd. / New	900	105,535
F&F Holdings Co. Ltd.	27	500
Fila Holdings Corp.	3,645	93,178
Fine Semitech Corp.	363	5,630
Foosung Co. Ltd.	1,807	33,781
GemVax & Kael Co. Ltd.(1)	680	8,012

Genexine, Inc.(1)	81	2,466
Giantstep, Inc.(1)	170	4,059
GOLFZON Co. Ltd.	158	21,422
Grand Korea Leisure Co. Ltd.(1)	242	2,930
Green Cross Corp.	41	6,346
Green Cross Holdings Corp.	435	7,657
GS Engineering & Construction Corp.	5,515	176,705
GS Holdings Corp.	3,191	116,643
GS Retail Co. Ltd.	2,870	62,274
HAESUNG DS Co. Ltd.	421	24,554
Halla Holdings Corp.	590	19,735
Hana Financial Group, Inc.	15,120	604,699
Hana Materials, Inc.	366	19,023
Hanall Biopharma Co. Ltd.(1)	410	5,713
Handsome Co. Ltd.	1,148	35,550
Hanil Cement Co. Ltd.	730	11,464
Hanjin Kal Corp.(1)	187	8,481
Hanjin Transportation Co. Ltd.	337	8,313
Hankook Shell Oil Co. Ltd.	40	8,154
Hankook Tire & Technology Co. Ltd.	4,178	119,863
Hanmi Pharm Co. Ltd.	114	28,423
Hanmi Semiconductor Co. Ltd.	1,364	15,792
Hanon Systems	5,582	51,401
Hansae Co. Ltd.	1,736	30,607
Hansol Chemical Co. Ltd.	375	79,807
Hansol Paper Co. Ltd.	1,067	12,477
Hansol Technics Co. Ltd.(1)	1,045	5,666
Hanssem Co. Ltd.	322	18,915
Hanwha Aerospace Co. Ltd.	3,100	134,724
Hanwha Corp.	3,440	79,998
Hanwha General Insurance Co. Ltd.(1)	2,607	9,114
Hanwha Investment & Securities Co. Ltd.	10,391	34,427
Hanwha Life Insurance Co. Ltd.(1)	21,319	45,185
Hanwha Solutions Corp.(1)	3,550	111,450
Hanwha Systems Co. Ltd.	2,295	29,310
Harim Holdings Co. Ltd.	3,557	29,788
HD Hyundai Co. Ltd.	1,270	63,956
HDC Holdings Co. Ltd.	1,750	10,202
HDC Hyundai Development Co-Engineering & Construction, E Shares	3,589	40,076
Hite Jinro Co. Ltd.	2,211	63,521
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	15,639
HK inno N Corp.	227	8,532
HLB Life Science Co. Ltd.(1)	1,360	17,150
HLB, Inc.(1)	686	25,091
HMM Co. Ltd.	9,756	255,048
Hotel Shilla Co. Ltd.	1,180	74,032
HS Industries Co. Ltd.	1,315	5,849
Huchems Fine Chemical Corp.	1,424	28,670
Hugel, Inc.(1)	170	17,043
Humax Co. Ltd.(1)	1,601	5,636
Humedix Co. Ltd.	254	4,212
Huons Co. Ltd.	129	4,034
Huons Global Co. Ltd.	141	2,863
Hwaseung Enterprise Co. Ltd.	315	3,994
HYBE Co. Ltd.(1)	162	30,122

Hyosung Advanced Materials Corp.	134	55,890
Hyosung Chemical Corp.(1)	216	40,570
Hyosung Corp.	369	25,059
Hyosung Heavy Industries Corp.(1)	224	11,240
Hyosung TNC Corp.	224	77,203
Hyundai Autoever Corp.	90	9,707
Hyundai Bioscience Co. Ltd.(1)	581	13,772
Hyundai Construction Equipment Co. Ltd.	678	22,157
Hyundai Corp.	337	5,126
Hyundai Department Store Co. Ltd.	646	41,103
Hyundai Doosan Infracore Co. Ltd.(1)	5,579	28,740
Hyundai Electric & Energy System Co. Ltd.(1)	1,951	35,510
Hyundai Elevator Co. Ltd.	1,982	54,996
Hyundai Engineering & Construction Co. Ltd.	4,458	155,386
Hyundai Futurenet Co., Ltd.	2,521	6,312
Hyundai Glovis Co. Ltd.	1,233	210,391
Hyundai Greenfood Co. Ltd.	883	5,960
Hyundai Home Shopping Network Corp.	257	12,223
Hyundai Livart Furniture Co. Ltd.	429	4,633
Hyundai Marine & Fire Insurance Co. Ltd.	5,208	132,008
Hyundai Mipo Dockyard Co. Ltd.(1)	294	19,847
Hyundai Mobis Co. Ltd.	1,290	226,598
Hyundai Motor Co.	4,336	660,719
Hyundai Rotem Co. Ltd.(1)	1,229	19,131
Hyundai Steel Co.	4,931	163,624
Hyundai Wia Corp.	564	30,107
i-SENS, Inc.	272	7,018
ICD Co. Ltd.	2,133	17,613
Iljin Diamond Co. Ltd.	93	1,922
Iljin Materials Co. Ltd.	319	23,136
Ilyang Pharmaceutical Co. Ltd.	1,392	30,225
iMarketKorea, Inc.	2,108	18,798
Industrial Bank of Korea	17,923	162,983
Innocean Worldwide, Inc.	782	31,808
Innox Advanced Materials Co. Ltd.	328	11,581
Inscobee, Inc.(1)	756	1,595
Insun ENT Co. Ltd.(1)	1,650	13,500
Interflex Co. Ltd.(1)	276	3,499
Interpark Corp.	604	11,652
INTOPS Co. Ltd.	746	23,018
iNtRON Biotechnology, Inc.(1)	366	5,113
IS Dongseo Co. Ltd.	1,422	56,791
JB Financial Group Co. Ltd.	10,257	74,159
Jeil Pharmaceutical Co. Ltd.	24	473
Jeju Air Co. Ltd.(1)	190	3,326
Jin Air Co. Ltd.(1)	624	9,169
Jusung Engineering Co. Ltd.	2,132	36,185
JW Holdings Corp.	399	1,286
JW Pharmaceutical Corp.	316	6,596
JYP Entertainment Corp.	869	39,766
Kakao Corp.	3,341	228,188
KakaoBank Corp.(1)	897	29,321
Kangwon Land, Inc.(1)	1,592	36,083
KB Financial Group, Inc., ADR(2)	12,716	622,321
KC Co. Ltd.	435	8,039

KC Tech Co. Ltd.	493	7,988
KCC Corp.	181	50,697
KCC Glass Corp.	1,172	54,676
KEPCO Engineering & Construction Co., Inc.	229	13,628
KEPCO Plant Service & Engineering Co. Ltd.	1,281	38,734
KG Dongbu Steel Co. Ltd.	279	3,848
Kginicis Co. Ltd.	1,731	22,057
KH Feelux Co. Ltd.(1)	8,049	13,574
KH Vatec Co. Ltd.	1,906	34,657
Kia Corp.	9,502	655,506
KISCO Corp.	1,358	9,480
KIWOOM Securities Co. Ltd.	1,342	103,198
KMW Co. Ltd.(1)	276	7,025
Koentec Co. Ltd.	632	4,331
Koh Young Technology, Inc.	700	9,304
Kolmar BNH Co. Ltd.	169	4,208
Kolmar Korea Co. Ltd.	104	3,497
Kolmar Korea Holdings Co. Ltd.	244	4,161
Kolon Industries, Inc.	1,544	85,026
KoMiCo Ltd.	428	20,893
Komipharm International Co. Ltd.(1)	185	1,220
KONA I Co. Ltd.(1)	716	12,832
Korea Aerospace Industries Ltd.	5,012	212,177
Korea Electric Power Corp., ADR(1)(2)	9,335	86,442
Korea Electric Terminal Co. Ltd.	609	30,123
Korea Gas Corp.	430	15,404
Korea Investment Holdings Co. Ltd.	2,593	149,463
Korea Line Corp.(1)	17,992	44,349
Korea Petrochemical Ind Co. Ltd.	318	39,889
Korea Real Estate Investment & Trust Co. Ltd.	3,951	6,339
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	1,870	137,709
Korea United Pharm, Inc.	247	5,546
Korea Zinc Co. Ltd.	260	124,497
Korean Air Lines Co. Ltd.(1)	10,084	236,554
Korean Reinsurance Co.	3,944	30,660
KT Skylife Co. Ltd.	1,686	12,634
Kumho Petrochemical Co. Ltd.	1,355	174,630
Kumho Tire Co., Inc.(1)	3,469	11,960
Kwang Dong Pharmaceutical Co. Ltd.	671	3,791
Kyobo Securities Co. Ltd.	138	816
Kyung Dong Navien Co. Ltd.	141	5,216
L&C Bio Co. Ltd.	334	10,443
L&F Co. Ltd.(1)	173	36,226
LB Semicon, Inc.	1,686	14,872
LEENO Industrial, Inc.	353	44,478
LF Corp.	2,214	34,862
LG Chem Ltd.	632	297,059
LG Corp.	1,880	121,257
LG Display Co. Ltd., ADR(2)	37,882	264,795
LG Electronics, Inc.	4,246	358,133
LG Energy Solution(1)	188	67,453
LG HelloVision Co. Ltd.	1,238	6,290
LG Household & Health Care Ltd.	200	118,112
LG Innotek Co. Ltd.	931	287,705
LG Uplus Corp.	16,787	187,674

LIG Nex1 Co. Ltd.	595	38,059
Lock&Lock Co. Ltd.(1)	304	2,393
Lotte Chemical Corp.	477	78,548
Lotte Chilsung Beverage Co. Ltd.	381	59,970
Lotte Confectionery Co. Ltd.	107	9,789
Lotte Corp.	231	6,530
Lotte Data Communication Co.	464	11,103
LOTTE Fine Chemical Co. Ltd.	810	54,701
Lotte Food Co. Ltd.	21	5,375
LOTTE Himart Co. Ltd.	116	2,047
Lotte Rental Co. Ltd.	1,895	57,229
Lotte Shopping Co. Ltd.	743	60,768
LS Corp.	813	43,167
LS Electric Co. Ltd.	817	33,679
Lutronic Corp.	1,474	28,937
LVMC Holdings(1)	986	2,809
LX Hausys Ltd.	634	25,640
LX Holdings Corp.(1)	355	2,777
LX INTERNATIONAL Corp.	1,786	54,783
LX Semicon Co. Ltd.	992	101,218
Maeil Dairies Co. Ltd.	252	13,439
Mando Corp.	1,602	70,633
Medytox, Inc.(1)	163	16,613
MegaStudyEdu Co. Ltd.	837	62,382
Meritz Financial Group, Inc.	3,092	81,527
Meritz Fire & Marine Insurance Co. Ltd.	4,008	124,956
Meritz Securities Co. Ltd.	25,487	124,892
Mirae Asset Life Insurance Co. Ltd.	2,237	6,817
Mirae Asset Securities Co. Ltd.	19,540	128,264
Miwon Commercial Co. Ltd.	26	3,671
Myoung Shin Industrial Co. Ltd.(1)	421	8,037
Namhae Chemical Corp.	960	9,823
Namsun Aluminum Co. Ltd.(1)	4,341	9,747
Naturecell Co. Ltd.(1)	342	4,844
NAVER Corp.	1,483	343,388
NCSoft Corp.	141	51,621
Neowiz(1)	562	10,458
NEPES Corp.(1)	475	11,133
Netmarble Corp.	181	12,140
Nexen Tire Corp.	3,291	16,630
Next Science Co. Ltd.(1)	807	6,606
NH Investment & Securities Co. Ltd.	11,541	100,440
NHN Corp.(1)	938	23,944
NHN KCP Corp.(1)	1,223	15,920
NICE Holdings Co. Ltd.	1,626	20,235
NICE Information Service Co. Ltd.	1,931	26,208
NKMax Co. Ltd.(1)	576	9,387
NongShim Co. Ltd.	108	24,039
OCI Co. Ltd.	635	65,838
OliX Pharmaceuticals, Inc.(1)	206	3,726
OptoElectronics Solutions Co. Ltd.	81	1,861
Orion Corp./Republic of Korea	639	50,132
Orion Holdings Corp.	2,268	26,133
Osstem Implant Co. Ltd.	576	50,878
Ottogi Corp.	71	25,372

Pan Ocean Co. Ltd.	26,351	161,210
Paradise Co. Ltd.(1)	1,512	20,002
Park Systems Corp.	72	6,342
Partron Co. Ltd.	4,798	43,215
Pearl Abyss Corp.(1)	642	32,662
PharmaResearch Co. Ltd.	223	14,864
PI Advanced Materials Co. Ltd.	961	38,655
Poongsan Corp.	487	11,955
POSCO Chemical Co. Ltd.	347	36,416
POSCO Holdings, Inc., ADR	6,681	384,291
Posco ICT Co. Ltd.	844	4,228
Posco International Corp.	2,436	46,428
PSK, Inc.	1,091	39,793
Pulmuone Co. Ltd.	627	7,732
S&S Tech Corp.	452	9,367
S-1 Corp.	691	40,051
S-Oil Corp.	2,420	223,348
Samchully Co. Ltd.	65	8,347
Samjin Pharmaceutical Co. Ltd.	249	5,085
Samsung Biologics Co. Ltd.(1)	174	118,749
Samsung C&T Corp.	1,542	150,142
Samsung Card Co. Ltd.	448	12,290
Samsung Electro-Mechanics Co. Ltd.	2,446	303,926
Samsung Electronics Co. Ltd., GDR	3,523	4,732,329
Samsung Engineering Co. Ltd.(1)	9,997	197,648
Samsung Fire & Marine Insurance Co. Ltd.	1,780	285,153
Samsung Heavy Industries Co. Ltd.(1)	35,807	171,117
Samsung Life Insurance Co. Ltd.	1,465	80,407
Samsung Pharmaceutical Co. Ltd.(1)	723	2,300
Samsung SDI Co. Ltd.	786	363,478
Samsung SDS Co. Ltd.	704	84,183
Samsung Securities Co. Ltd.	5,078	162,090
Samwha Capacitor Co. Ltd.	200	8,196
Samyang Corp.	176	7,449
Samyang Foods Co. Ltd.	395	29,449
Samyang Holdings Corp.	195	12,798
Sangsangin Co. Ltd.	4,184	37,048
SD Biosensor, Inc.	2,409	97,082
Seah Besteel Corp.	911	12,876
SeAH Steel Corp.	101	14,623
SeAH Steel Holdings Corp.	160	20,940
Sebang Global Battery Co. Ltd.	158	7,955
Seegene, Inc.	1,890	67,785
Seobu T&D	1,800	13,775
Seojin System Co. Ltd.	1,030	14,762
Seoul Semiconductor Co. Ltd.	725	7,476
Seoul Viosys Co. Ltd.	377	2,586
SFA Engineering Corp.	912	30,811
SFA Semicon Co. Ltd.(1)	2,124	11,610
Shin Poong Pharmaceutical Co. Ltd.(1)	78	1,832
Shinhan Financial Group Co. Ltd., ADR(2)	16,444	568,469
Shinsegae International, Inc.	130	3,627
Shinsegae, Inc.	531	108,425
Shinsung E&G Co. Ltd.(1)	2,421	4,469
Shinyoung Securities Co. Ltd.(1)	132	6,099

SIMMTECH Co. Ltd.	2,012	82,593
SK Biopharmaceuticals Co. Ltd.(1)	226	15,795
SK Bioscience Co. Ltd.(1)	259	28,264
SK Chemicals Co. Ltd.	509	52,844
SK D&D Co. Ltd.	398	9,924
SK Discovery Co. Ltd.	345	11,190
SK Gas Ltd.	126	13,264
SK Hynix, Inc.	14,583	1,263,956
SK IE Technology Co. Ltd.(1)	232	23,556
SK Innovation Co. Ltd.(1)	1,073	185,891
SK Networks Co. Ltd.	13,924	52,802
SK Securities Co. Ltd.	31,975	20,889
SK Telecom Co. Ltd., ADR(2)	5,221	133,501
SK, Inc.	1,039	207,308
SKC Co. Ltd.	731	94,439
SL Corp.	1,283	32,238
SM Entertainment Co. Ltd.	586	32,757
SNT Motiv Co. Ltd.	434	16,416
SOLUM Co. Ltd.(1)	448	8,237
Songwon Industrial Co. Ltd.	1,219	24,772
Soulbrain Co. Ltd.	82	18,072
Soulbrain Holdings Co., Ltd.	101	2,177
SPC Samlip Co. Ltd.	100	6,150
ST Pharm Co. Ltd.	132	11,042
STIC Investments, Inc.	700	5,026
Studio Dragon Corp.(1)	147	9,111
Suheung Co. Ltd.	280	8,332
Taeyoung Engineering & Construction Co. Ltd.	1,144	7,931
TES Co. Ltd.	1,403	29,345
TK Corp.	771	7,853
Tokai Carbon Korea Co. Ltd.	90	9,998
Tongyang Life Insurance Co. Ltd.	4,796	22,697
Tongyang, Inc.	3,527	3,934
Toptec Co. Ltd.(1)	247	1,590
TSE Co. Ltd.	162	11,323
TY Holdings Co. Ltd.(1)	1,322	27,101
Unid Co. Ltd.	507	52,035
Unison Co. Ltd.(1)	4,003	8,394
UniTest, Inc.(1)	329	7,440
Value Added Technology Co. Ltd.	1,055	32,183
Vaxcell-Bio Therapeutics Co. Ltd.(1)	86	3,235
Vieworks Co. Ltd.	344	10,856
Webzen, Inc.(1)	493	8,321
Wemade Co. Ltd.	705	48,155
Winix, Inc.	383	4,881
WiSoL Co. Ltd.	935	7,987
Wonik Holdings Co. Ltd.(1)	908	3,595
WONIK IPS Co. Ltd.	1,371	42,966
Wonik Materials Co. Ltd.	174	5,347
Wonik QnC Corp.	715	19,164
Woongjin Thinkbig Co. Ltd.	2,317	5,597
Woori Financial Group, Inc.	32,188	387,678
Woori Investment Bank Co. Ltd.	18,555	12,877
Woori Technology Investment Co. Ltd.(1)	6,780	37,897
Youngone Corp.	1,635	61,004

Youngone Holdings Co. Ltd.	707	32,782
Yuanta Securities Korea Co. Ltd.	8,160	21,207
Yuhan Corp.	728	35,438
Zinus, Inc.	287	13,790
		28,556,346
Taiwan — 18.4%
Abico Avy Co. Ltd.	6,020	4,488
Ability Enterprise Co. Ltd.	22,000	17,864
AcBel Polytech, Inc.	24,000	23,959
Accton Technology Corp.	5,000	39,568
Acer, Inc.(2)	187,000	186,255
ACES Electronic Co. Ltd.	7,514	10,895
Acon Holding, Inc.(1)	26,000	10,925
Acter Group Corp. Ltd.	5,000	34,880
Advanced Analog Technology, Inc.	2,000	4,560
Advanced International Multitech Co. Ltd.	5,000	15,809
Advanced Power Electronics Corp.	6,000	26,536
Advantech Co. Ltd.	6,099	75,267
AGV Products Corp.(1)	14,000	5,377
Airmate Cayman International Co. Ltd.	1,060	688
Airtac International Group	1,046	34,048
Alcor Micro Corp.	4,000	6,409
Allied Circuit Co. Ltd.(2)	2,000	11,416
Allis Electric Co. Ltd.	2,205	2,195
Alltek Technology Corp.	7,420	9,875
Alltop Technology Co. Ltd.(1)	3,500	20,659
Alpha Networks, Inc.	5,773	5,408
Altek Corp.	7,000	9,409
Ampire Co. Ltd.	2,000	1,735
AMPOC Far-East Co. Ltd.	2,000	2,864
AmTRAN Technology Co. Ltd.	50,292	22,486
Anji Technology Co. Ltd.	5,000	8,992
Anpec Electronics Corp.	5,000	36,247
Apacer Technology, Inc.	1,000	1,479
APAQ Technology Co. Ltd.	3,000	5,259
APCB, Inc.	2,000	1,313
Apex International Co. Ltd.	14,000	43,770
Arcadyan Technology Corp.	7,000	29,439
Ardentec Corp.	40,000	66,189
Argosy Research, Inc.	4,155	12,842
ASE Technology Holding Co. Ltd., ADR	42,013	300,393
Asia Cement Corp.	113,000	172,296
Asia Optical Co., Inc.	2,000	4,718
Asia Pacific Telecom Co. Ltd.(1)	28,621	6,991
Asia Polymer Corp.	25,353	25,646
Asia Vital Components Co. Ltd.	22,000	84,899
ASolid Technology Co. Ltd.	2,000	8,362
ASROCK, Inc.	2,000	10,497
Asustek Computer, Inc.	21,000	245,868
Aten International Co. Ltd.	2,000	5,427
AU Optronics Corp.(2)	341,800	209,913
Audix Corp.	1,000	1,725
AURAS Technology Co. Ltd.	5,000	31,667
Avermedia Technologies	8,800	7,817
Bank of Kaohsiung Co. Ltd.	50,305	23,195

Basso Industry Corp.	3,000	4,577
BenQ Materials Corp.	17,000	20,886
BES Engineering Corp.	89,000	28,225
Bin Chuan Enterprise Co. Ltd.	2,000	1,918
Brighton-Best International Taiwan, Inc.	31,000	37,241
C Sun Manufacturing Ltd.	7,140	10,842
Capital Securities Corp.	136,000	69,214
Career Technology MFG. Co. Ltd.	23,020	17,687
Catcher Technology Co. Ltd.	23,000	129,455
Cathay Financial Holding Co. Ltd.	236,000	450,149
Cayman Engley Industrial Co. Ltd.	2,000	4,109
Central Reinsurance Co. Ltd.	21,000	20,768
Century Iron & Steel Industrial Co. Ltd.	7,000	27,870
Chailease Holding Co. Ltd.	1,092	8,402
ChainQui Construction Development Co. Ltd.	2,200	1,177
Champion Building Materials Co. Ltd.(1)	25,000	9,945
Champion Microelectronic Corp.	4,000	8,877
Chang Hwa Commercial Bank Ltd.	175,482	109,218
Chang Wah Electromaterials, Inc.	16,000	20,266
Chang Wah Technology Co. Ltd.	1,000	3,240
Channel Well Technology Co. Ltd.	2,000	2,470
Charoen Pokphand Enterprise	11,000	30,954
CHC Healthcare Group	9,000	12,067
Chen Full International Co. Ltd.	4,000	5,392
Cheng Loong Corp.	55,000	56,728
Cheng Mei Materials Technology Corp.(1)	48,000	19,251
Cheng Shin Rubber Industry Co. Ltd.	94,000	114,724
Cheng Uei Precision Industry Co. Ltd.	21,000	25,142
Chia Chang Co. Ltd.	5,000	7,370
Chia Hsin Cement Corp.	2,000	1,288
Chicony Electronics Co. Ltd.	28,000	82,907
Chicony Power Technology Co. Ltd.	4,000	9,743
Chin-Poon Industrial Co. Ltd.	22,000	23,754
China Airlines Ltd.(1)(2)	180,000	167,198
China Bills Finance Corp.	46,000	26,581
China Chemical & Pharmaceutical Co. Ltd.	29,000	22,485
China Development Financial Holding Corp., Preference Shares(1)	80,081	23,986
China Development Financial Holding Corp.(2)	676,760	375,254
China Electric Manufacturing Corp.	28,000	17,513
China General Plastics Corp.	26,805	28,868
China Man-Made Fiber Corp.	82,000	23,362
China Metal Products	1,000	1,108
China Motor Corp.	17,000	36,424
China Petrochemical Development Corp.(1)(2)	177,690	67,826
China Steel Chemical Corp.	8,000	35,158
China Steel Corp.	418,000	496,876
Chinese Maritime Transport Ltd.	7,000	12,943
Ching Feng Home Fashions Co. Ltd.	1,000	607
Chipbond Technology Corp.	32,000	76,255
ChipMOS Technologies, Inc.	39,000	64,999
Chlitina Holding Ltd.	4,000	27,408
Chong Hong Construction Co. Ltd.	2,000	5,196
Chroma ATE, Inc.	13,000	73,920
Chun Yuan Steel Industry Co. Ltd.	32,000	21,527
Chung Hwa Chemical Industrial Works Ltd.(1)	6,000	8,174

Chung Hwa Pulp Corp.(1)	19,000	12,391
Chung-Hsin Electric & Machinery Manufacturing Corp.	39,000	68,922
Chunghwa Telecom Co. Ltd., ADR	9,721	418,003
Cleanaway Co. Ltd.	6,000	39,932
Clevo Co.	25,000	29,495
CMC Magnetics Corp.(1)	62,000	19,156
Co-Tech Development Corp.	1,000	1,990
Compal Electronics, Inc.(2)	266,000	210,107
Compeq Manufacturing Co. Ltd.	67,000	108,554
Concord International Securities Co. Ltd.	13,000	6,457
Concord Securities Co. Ltd.	40,028	18,052
Concraft Holding Co. Ltd.	3,000	2,439
Continental Holdings Corp.	25,000	25,507
Contrel Technology Co. Ltd.	13,000	8,342
Coretronic Corp.	21,000	40,424
CTBC Financial Holding Co. Ltd.	664,000	616,610
CTCI Corp.	62,000	99,544
CviLux Corp.	4,000	5,492
CyberTAN Technology, Inc.	25,000	20,157
DA CIN Construction Co. Ltd.	25,000	26,993
Darfon Electronics Corp.	12,000	17,985
Darwin Precisions Corp.(1)	23,000	8,405
Daxin Materials Corp.	6,000	19,560
Delta Electronics, Inc.	17,000	139,879
Depo Auto Parts Ind Co. Ltd.	3,000	7,028
Dimerco Express Corp.	8,240	30,554
DONPON PRECISION, Inc.	10,000	6,857
Dr Wu Skincare Co. Ltd.	3,000	8,869
Dyaco International, Inc.	1,000	1,502
Dynamic Electronics Co. Ltd.	27,274	23,484
Dynapack International Technology Corp.	9,000	24,642
E Ink Holdings, Inc.	1,000	6,955
E-LIFE MALL Corp.	1,000	2,991
E.Sun Financial Holding Co. Ltd.	180,076	188,715
Eastern Media International Corp.	14,250	13,148
Eclat Textile Co. Ltd.	1,000	17,010
eGalax_eMPIA Technology, Inc.	2,060	5,572
Egis Technology, Inc.	2,000	7,273
Elan Microelectronics Corp.	21,000	106,986
Elite Advanced Laser Corp.	8,000	12,393
Elite Material Co. Ltd.	17,000	135,294
Elite Semiconductor Microelectronics Technology, Inc.	18,000	75,861
Elitegroup Computer Systems Co. Ltd.	3,000	2,088
eMemory Technology, Inc.	2,000	104,987
ENE Technology, Inc.(1)	5,000	7,058
ENNOSTAR, Inc.(1)	31,325	68,059
Eson Precision Ind Co. Ltd.	1,000	2,286
Eternal Materials Co. Ltd.	18,000	21,791
Eva Airways Corp.(1)(2)	160,000	186,958
Evergreen International Storage & Transport Corp.	36,000	45,435
Evergreen Marine Corp. Taiwan Ltd.(1)	97,000	464,592
Everlight Chemical Industrial Corp.	26,000	21,283
Everlight Electronics Co. Ltd.	33,000	50,627
Excellence Opto, Inc.	2,000	1,759
Excelliance Mos Corp.	2,000	12,743

Excelsior Medical Co. Ltd.	12,000	27,932
Far Eastern Department Stores Ltd.	15,000	10,626
Far Eastern International Bank	113,883	45,339
Far Eastern New Century Corp.	139,000	145,634
Far EasTone Telecommunications Co. Ltd.	79,000	216,274
Faraday Technology Corp.(2)	14,000	114,546
Farglory Land Development Co. Ltd.	16,000	36,068
Federal Corp.	9,000	7,566
Feedback Technology Corp.	3,000	8,886
Feng Hsin Steel Co. Ltd.	12,000	32,606
Feng TAY Enterprise Co. Ltd.	1,200	7,772
Firich Enterprises Co. Ltd.(1)	9,000	9,252
First Financial Holding Co. Ltd.	243,410	228,350
First Steamship Co. Ltd.(1)	79,350	29,425
FIT Holding Co. Ltd.	9,000	9,491
Fitipower Integrated Technology, Inc.	5,451	34,177
Fittech Co. Ltd.	5,000	27,610
FLEXium Interconnect, Inc.(1)	12,000	41,714
FocalTech Systems Co. Ltd.(2)	8,900	34,896
Forcecon Tech Co. Ltd.	3,559	8,858
Formosa Advanced Technologies Co. Ltd.	5,000	6,949
Formosa Chemicals & Fibre Corp.	102,000	287,317
Formosa International Hotels Corp.	4,000	23,512
Formosa Laboratories, Inc.(1)	4,000	6,731
Formosa Optical Technology Co. Ltd.	1,000	2,151
Formosa Petrochemical Corp.	10,000	33,256
Formosa Plastics Corp.	104,000	375,047
Formosa Sumco Technology Corp.	2,000	17,717
Formosa Taffeta Co. Ltd.	29,000	27,015
Formosan Rubber Group, Inc.	13,000	9,736
Formosan Union Chemical	30,000	26,463
Founding Construction & Development Co. Ltd.	2,000	1,348
Foxconn Technology Co. Ltd.(2)	46,000	86,021
Foxsemicon Integrated Technology, Inc.	5,000	38,055
Franbo Lines Corp.(1)	10,698	10,145
FSP Technology, Inc.	5,000	7,320
Fubon Financial Holding Co. Ltd.(2)	237,364	520,485
Fulgent Sun International Holding Co. Ltd.	3,042	15,906
Full Wang International Development Co. Ltd.	2,000	1,062
Fulltech Fiber Glass Corp.(1)	14,000	6,843
Fusheng Precision Co. Ltd.	2,000	14,058
G Shank Enterprise Co. Ltd.	9,000	15,447
Gallant Precision Machining Co. Ltd.	7,000	7,165
Gamania Digital Entertainment Co. Ltd.	16,000	37,364
GEM Services, Inc.	3,000	8,639
Gemtek Technology Corp.	16,000	15,959
General Interface Solution Holding Ltd.	19,000	59,190
Generalplus Technology, Inc.	4,000	10,892
GeneReach Biotechnology Corp.	4,000	15,523
Genius Electronic Optical Co. Ltd.	4,000	56,715
Getac Holdings Corp.	12,000	18,736
Giant Manufacturing Co. Ltd.	6,000	54,110
Gigabyte Technology Co. Ltd.	24,000	92,725
Global Brands Manufacture Ltd.	23,200	24,627
Global Lighting Technologies, Inc.	5,000	10,411

Global Mixed Mode Technology, Inc.	4,000	30,455
Global PMX Co. Ltd.	4,000	21,066
Global Unichip Corp.	5,000	94,130
Globalwafers Co. Ltd.	2,000	42,913
Globe Union Industrial Corp.	2,000	838
Gloria Material Technology Corp.	30,000	30,325
Gold Circuit Electronics Ltd.	29,000	80,628
Goldsun Building Materials Co. Ltd.	80,990	75,473
Gourmet Master Co. Ltd.	3,000	9,813
Grand Fortune Securities Co. Ltd.	9,391	5,413
Grand Pacific Petrochemical	76,000	63,807
Grand Process Technology Corp.	1,000	10,541
Grape King Bio Ltd.	6,000	29,322
Great Tree Pharmacy Co. Ltd.	2,594	26,388
Great Wall Enterprise Co. Ltd.	16,480	27,968
Greatek Electronics, Inc.	23,000	56,720
Group Up Industrial Co. Ltd.	3,000	10,661
GTM Holdings Corp.	2,000	1,775
Hai Kwang Enterprise Corp.	12,000	10,760
Hannstar Board Corp.	20,301	25,469
HannStar Display Corp.(2)	94,000	40,195
HannsTouch Solution, Inc.	53,000	21,154
Harmony Electronics Corp.	5,000	7,527
Harvatek Corp.	11,000	8,757
Heran Co. Ltd.	2,000	7,764
Highlight Tech Corp.	7,000	12,128
Highwealth Construction Corp.	1,100	1,757
Hiroca Holdings Ltd.	4,000	7,622
Hitron Technology, Inc.	3,000	2,050
Hiwin Technologies Corp.	8,122	62,520
Ho Tung Chemical Corp.	81,000	27,625
Hocheng Corp.	27,000	11,895
Hold-Key Electric Wire & Cable Co. Ltd.(1)	7,200	3,270
Holiday Entertainment Co. Ltd.	1,000	1,929
Holtek Semiconductor, Inc.	13,000	44,442
Holy Stone Enterprise Co. Ltd.	10,000	38,525
Hon Hai Precision Industry Co. Ltd.	224,000	868,519
Hong Pu Real Estate Development Co. Ltd.(1)	2,000	1,486
Hong TAI Electric Industrial	19,000	16,028
Hong YI Fiber Industry Co.	2,000	1,516
Horizon Securities Co. Ltd.	18,000	9,475
Hota Industrial Manufacturing Co. Ltd.	2,147	5,559
Hotai Finance Co. Ltd.	9,000	31,753
Hotai Motor Co. Ltd.	9,000	194,751
Hsing TA Cement Co.	2,000	1,369
HTC Corp.(1)	9,000	15,387
Hu Lane Associate, Inc.	4,025	17,391
Hua Nan Financial Holdings Co. Ltd.	308,097	251,314
Huaku Development Co. Ltd.	9,000	29,227
Huang Hsiang Construction Corp.	1,000	1,866
Hung Ching Development & Construction Co. Ltd.	2,000	1,844
Hung Sheng Construction Ltd.	16,920	14,572
Hycon Technology Corp.	2,100	7,782
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,483
IBF Financial Holdings Co. Ltd.	103,085	55,308

Ichia Technologies, Inc.	16,000	8,572
IEI Integration Corp.	3,000	4,608
Infortrend Technology, Inc.	23,000	12,260
Innolux Corp.(1)(2)	386,000	184,073
Inpaq Technology Co. Ltd.(1)	5,000	9,774
Integrated Service Technology, Inc.(1)	5,000	8,856
International CSRC Investment Holdings Co.	60,000	43,919
International Games System Co. Ltd.	3,000	77,362
Inventec Corp.	157,000	138,808
ITE Technology, Inc.	10,000	34,444
ITEQ Corp.	15,000	55,173
Jarllytec Co. Ltd.	3,000	6,877
Jess-Link Products Co. Ltd.	10,000	13,664
Jih Lin Technology Co. Ltd.	2,000	5,854
Joinsoon Electronics Manufacturing Co. Ltd.(1)	10,000	6,976
K Laser Technology, Inc.	2,000	1,435
Kaimei Electronic Corp.	3,000	6,918
Kaori Heat Treatment Co. Ltd.	8,000	17,447
KEE TAI Properties Co. Ltd.	42,000	18,948
Kenda Rubber Industrial Co. Ltd.	17,040	18,169
Kenmec Mechanical Engineering Co. Ltd.(1)	27,000	24,461
Kerry TJ Logistics Co. Ltd.	8,000	11,787
Kindom Development Co. Ltd.	26,400	31,460
King Yuan Electronics Co. Ltd.	51,000	80,127
King's Town Bank Co. Ltd.	52,000	64,161
Kinik Co.	12,000	63,985
Kinpo Electronics	53,000	24,929
Kinsus Interconnect Technology Corp.(2)	17,000	100,975
KMC Kuei Meng International, Inc.	2,000	11,738
KNH Enterprise Co. Ltd.	4,000	2,870
KS Terminals, Inc.	1,000	2,667
Kung Long Batteries Industrial Co. Ltd.	2,000	9,358
Kung Sing Engineering Corp.	4,400	1,102
Kuo Toong International Co. Ltd.	13,000	8,997
Kuo Yang Construction Co. Ltd.(1)	4,545	3,216
L&K Engineering Co. Ltd.	5,000	5,415
LandMark Optoelectronics Corp.(1)	6,000	29,958
Lanner Electronics, Inc.	3,000	5,816
Largan Precision Co. Ltd.	4,000	228,922
Leadtek Research, Inc.(1)	4,000	6,393
Lealea Enterprise Co. Ltd.(1)	23,000	8,520
Lelon Electronics Corp.	2,000	4,421
Lemtech Holdings Co. Ltd.	2,299	8,280
Li Peng Enterprise Co. Ltd.(1)	34,000	9,512
Lian HWA Food Corp.	4,400	12,763
Lien Hwa Industrial Holdings Corp.	1,276	2,529
Lingsen Precision Industries Ltd.(1)	32,000	23,497
Lite-On Technology Corp.	55,000	118,984
Long Da Construction & Development Corp.	2,000	1,521
Longchen Paper & Packaging Co. Ltd.	27,591	17,297
Lotes Co. Ltd.	4,038	109,410
Lotus Pharmaceutical Co. Ltd.	9,000	39,601
Lucky Cement Corp.	9,000	3,462
Lumax International Corp. Ltd.	1,000	2,404
Lung Yen Life Service Corp.	3,000	4,882

Macauto Industrial Co. Ltd.	2,000	4,669
Machvision, Inc.	2,000	13,013
Macroblock, Inc.	3,000	17,165
Macronix International Co. Ltd.(2)	120,000	162,008
MacroWell OMG Digital Entertainment Co. Ltd.	3,000	13,032
Makalot Industrial Co. Ltd.	10,000	56,074
Marketech International Corp.	6,000	26,916
Materials Analysis Technology, Inc.	3,000	12,669
MediaTek, Inc.	15,000	463,817
Mega Financial Holding Co. Ltd.	168,000	223,186
Megaforce Co. Ltd.	9,000	6,794
Meiloon Industrial Co.	2,000	1,710
Mercuries & Associates Holding Ltd.	10,400	7,026
Mercuries Life Insurance Co. Ltd.(1)	75,052	18,575
Merry Electronics Co. Ltd.	3,000	8,449
Micro-Star International Co. Ltd.	17,000	78,380
MIN AIK Technology Co. Ltd.(1)	12,000	8,792
Mitac Holdings Corp.	57,840	55,655
Mobiletron Electronics Co. Ltd.(1)	1,000	2,201
momo.com, Inc.	1,300	37,103
MOSA Industrial Corp.	8,000	8,736
MPI Corp.	4,000	14,440
Namchow Holdings Co. Ltd.	5,000	8,160
Nan Liu Enterprise Co. Ltd.	1,000	2,849
Nan Pao Resins Chemical Co. Ltd.	1,000	4,642
Nan Ren Lake Leisure Amusement Co. Ltd.	2,000	900
Nan Ya Plastics Corp.	165,000	482,639
Nan Ya Printed Circuit Board Corp.	8,000	107,201
Nantex Industry Co. Ltd.(2)	11,000	19,414
Nanya Technology Corp.	45,000	102,699
Nichidenbo Corp.	7,000	13,096
Nien Made Enterprise Co. Ltd.	5,000	54,061
Niko Semiconductor Co. Ltd.	4,000	10,102
Nishoku Technology, Inc.	2,000	6,042
Novatek Microelectronics Corp.	26,000	360,159
Nyquest Technology Co. Ltd.	2,000	8,684
O-Bank Co. Ltd.	102,000	30,866
O-TA Precision Industry Co. Ltd.	3,000	14,781
Ocean Plastics Co. Ltd.	9,000	10,037
OptoTech Corp.	38,000	65,250
Orient Semiconductor Electronics Ltd.(1)	52,000	37,861
Oriental Union Chemical Corp.(1)	36,000	24,306
P-Two Industries, Inc.	5,000	5,600
Pacific Hospital Supply Co. Ltd.	3,000	7,285
PADAUK Technology Co. Ltd.	2,200	11,406
Pan Jit International, Inc.	16,000	45,717
Pan-International Industrial Corp.	21,000	27,873
Parade Technologies Ltd.	1,000	51,579
Pegatron Corp.	92,000	219,556
Pegavision Corp.	2,000	30,184
PharmaEngine, Inc.	8,000	20,237
Phison Electronics Corp.	1,000	13,529
Phoenix Silicon International Corp.	6,169	12,986
Pixart Imaging, Inc.	10,000	39,848
Plotech Co. Ltd.	1,800	1,477

Pou Chen Corp.	116,000	124,493
Power Wind Health Industry, Inc.	1,050	4,557
Powertech Technology, Inc.	36,000	120,848
Powertip Technology Corp.(1)	14,000	5,762
Poya International Co. Ltd.	3,030	29,901
President Chain Store Corp.(1)	18,000	170,354
President Securities Corp.	59,451	38,316
Prince Housing & Development Corp.	60,000	25,348
Promate Electronic Co. Ltd.	9,000	13,309
Prosperity Dielectrics Co. Ltd.	3,000	5,129
Qisda Corp.	59,000	59,024
Qualipoly Chemical Corp.	4,000	5,664
Quang Viet Enterprise Co. Ltd.	1,000	3,843
Quanta Computer, Inc.	32,000	87,321
Quanta Storage, Inc.(1)	5,000	6,721
Radiant Opto-Electronics Corp.	13,000	46,587
Radium Life Tech Co. Ltd.	21,000	6,957
Realtek Semiconductor Corp.(1)	22,000	333,907
Rechi Precision Co. Ltd.	12,000	7,260
Rexon Industrial Corp. Ltd.	4,000	5,452
Rich Development Co. Ltd.	21,000	6,438
RiTdisplay Corp.	4,000	6,778
Ritek Corp.(1)	16,000	4,909
Roo Hsing Co. Ltd.(1)	3,000	518
Ruentex Development Co. Ltd.	55,800	147,439
Ruentex Engineering & Construction Co.	5,480	20,940
Ruentex Industries Ltd.	24,400	70,964
Ruentex Materials Co. Ltd.	1,000	758
Sampo Corp.	9,000	9,510
San Fang Chemical Industry Co. Ltd.	2,000	1,383
San Far Property Ltd.	2,316	1,009
San Shing Fastech Corp.	3,000	5,926
Sanyang Motor Co. Ltd.	12,000	12,938
SCI Pharmtech, Inc.	1,200	3,435
Scientech Corp.	5,000	15,306
SDI Corp.	1,000	5,193
Sensortek Technology Corp.	1,000	11,659
Sesoda Corp.	17,000	32,158
Shan-Loong Transportation Co. Ltd.	2,000	2,504
Shanghai Commercial & Savings Bank Ltd.	143,000	248,131
Sheng Yu Steel Co. Ltd.	2,000	2,119
ShenMao Technology, Inc.	2,000	4,664
Shih Her Technologies, Inc.	6,000	13,531
Shih Wei Navigation Co. Ltd.(1)	15,000	22,808
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	10,082
Shin Kong Financial Holding Co. Ltd.	666,852	211,836
Shin Zu Shing Co. Ltd.(1)	8,123	24,042
Shining Building Business Co. Ltd.(1)	22,000	7,422
Shinkong Insurance Co. Ltd.	17,000	31,400
Shinkong Synthetic Fibers Corp.	67,000	44,517
Shiny Chemical Industrial Co. Ltd.	6,222	46,009
ShunSin Technology Holding Ltd.	2,000	5,170
Shuttle, Inc.(1)	27,000	12,630
Sigurd Microelectronics Corp.	31,000	63,270
Silergy Corp.	1,000	102,768

Silicon Integrated Systems Corp.(2)	43,600	34,515
Simplo Technology Co. Ltd.	10,000	103,224
Sincere Navigation Corp.	30,000	27,632
Singatron Enterprise Co. Ltd.	8,000	6,634
Sino-American Silicon Products, Inc.	16,000	94,738
Sinon Corp.	39,000	44,456
SinoPac Financial Holdings Co. Ltd.	564,000	350,939
Sinyi Realty, Inc.	6,000	7,242
Sirtec International Co. Ltd.	1,000	837
Sitronix Technology Corp.(2)	8,000	70,490
Siward Crystal Technology Co. Ltd.	2,000	2,619
Soft-World International Corp.	2,000	5,582
Solar Applied Materials Technology Corp.	12,547	20,632
Solomon Technology Corp.	9,000	8,391
Solteam, Inc.	5,000	10,844
Sonix Technology Co. Ltd.	12,000	31,724
Speed Tech Corp.	7,000	14,777
Sporton International, Inc.	5,050	33,881
St Shine Optical Co. Ltd.	5,000	49,153
Standard Foods Corp.	6,000	9,815
Star Comgistic Capital Co. Ltd.	2,382	2,094
Stark Technology, Inc.	3,000	9,318
Sunjuice Holdings Co. Ltd.	1,000	9,796
Sunny Friend Environmental Technology Co. Ltd.	2,000	14,187
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,319
Sunrex Technology Corp.	5,000	6,422
Superior Plating Technology Co. Ltd.	3,000	6,169
Supreme Electronics Co. Ltd.	7,739	12,684
Sweeten Real Estate Development Co. Ltd.	2,160	1,859
Symtek Automation Asia Co. Ltd.	8,000	30,884
Syncmold Enterprise Corp.	6,000	13,832
Synnex Technology International Corp.	23,000	55,340
Systex Corp.	4,000	10,850
T3EX Global Holdings Corp.	10,121	45,990
TA Chen Stainless Pipe	106,741	158,392
TA-I Technology Co. Ltd.	3,000	5,711
Tah Hsin Industrial Corp.	2,145	5,832
Tai Tung Communication Co. Ltd.(1)	12,000	6,700
Tai-Saw Technology Co. Ltd.(1)	2,000	2,638
Taichung Commercial Bank Co. Ltd.	230,538	110,416
TaiDoc Technology Corp.	4,000	30,677
Taiflex Scientific Co. Ltd.	4,000	6,499
Taigen Biopharmaceuticals Holdings Ltd.(1)	21,000	11,543
Taimide Tech, Inc.	10,000	19,214
Tainan Spinning Co. Ltd.	33,000	22,854
Taishin Financial Holding Co. Ltd.	485,391	298,477
Taisun Enterprise Co. Ltd.	2,000	2,174
Taita Chemical Co. Ltd.	8,899	9,005
Taitien Electronics Co. Ltd.	5,000	6,898
Taiwan Business Bank	398,085	167,764
Taiwan Cement Corp.(2)	86,150	126,201
Taiwan Cogeneration Corp.	19,000	25,182
Taiwan Cooperative Financial Holding Co. Ltd.	158,691	153,124
Taiwan FamilyMart Co. Ltd.	1,000	6,485
Taiwan Fertilizer Co. Ltd.	39,000	93,494

Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,369
Taiwan FU Hsing Industrial Co. Ltd.	4,000	5,705
Taiwan Glass Industry Corp.	69,000	53,808
Taiwan High Speed Rail Corp.	90,000	85,634
Taiwan Hon Chuan Enterprise Co. Ltd.	23,000	59,002
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	3,311
Taiwan Land Development Corp.(1)	21,000	1,939
Taiwan Mobile Co. Ltd.	44,000	163,501
Taiwan Navigation Co. Ltd.	11,000	13,974
Taiwan Paiho Ltd.	10,000	23,320
Taiwan PCB Techvest Co. Ltd.	20,000	36,702
Taiwan Sakura Corp.	4,000	9,000
Taiwan Secom Co. Ltd.	7,000	26,488
Taiwan Semiconductor Co. Ltd.	15,000	43,057
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	64,028	6,101,868
Taiwan Shin Kong Security Co. Ltd.	1,010	1,426
Taiwan Styrene Monomer	2,000	1,082
Taiwan Surface Mounting Technology Corp.	16,000	61,170
Taiwan TEA Corp.(1)	29,000	18,860
Taiwan Union Technology Corp.	9,000	23,737
Taiyen Biotech Co. Ltd.	6,000	6,998
Tatung Co. Ltd.(1)	61,000	73,900
TCI Co. Ltd.	2,000	10,797
Te Chang Construction Co. Ltd.	1,000	1,054
Teco Electric and Machinery Co. Ltd.	90,000	95,516
Tera Autotech Corp.(1)	1,081	744
Test Research, Inc.	13,000	29,728
Test Rite International Co. Ltd.	2,000	1,533
Tex-Ray Industrial Co. Ltd.	12,000	5,713
Thinking Electronic Industrial Co. Ltd.	2,000	9,776
Thye Ming Industrial Co. Ltd.	13,800	21,337
Ton Yi Industrial Corp.	56,000	31,227
Tong Hsing Electronic Industries Ltd.	7,000	61,338
Tong Yang Industry Co. Ltd.	23,000	31,571
Tong-Tai Machine & Tool Co. Ltd.(1)	2,000	1,030
Top Union Electronics Corp.	8,000	6,716
Topco Scientific Co. Ltd.	14,000	80,368
Topoint Technology Co. Ltd.	7,000	8,259
TPK Holding Co. Ltd.	23,000	26,932
Transcend Information, Inc.	3,000	7,430
Tripod Technology Corp.	17,000	67,854
Tsann Kuen Enterprise Co. Ltd.	12,000	14,483
TSC Auto ID Technology Co. Ltd.	1,000	6,257
TSRC Corp.	35,000	35,844
Ttet Union Corp.	2,000	10,595
TTY Biopharm Co. Ltd.	10,000	23,710
Tul Corp.	3,000	10,138
Tung Ho Steel Enterprise Corp.	39,770	86,661
TXC Corp.(2)	19,000	62,961
TYC Brother Industrial Co. Ltd.	10,000	9,396
Tyntek Corp.	3,000	2,309
U-Ming Marine Transport Corp.	27,000	54,388
U-Tech Media Corp.	13,000	7,276
Ultra Chip, Inc.	3,000	18,068
Uni-President Enterprises Corp.	138,000	319,319

Unimicron Technology Corp.(2)	38,000	278,905
Union Bank of Taiwan(1)	147,960	75,432
Union Insurance Co. Ltd.	2,100	1,271
Unitech Computer Co. Ltd.	10,000	11,856
Unitech Printed Circuit Board Corp.(1)	12,000	6,974
United Integrated Services Co. Ltd.	10,000	61,908
United Microelectronics Corp.(2)	380,000	669,603
United Renewable Energy Co. Ltd.(1)	76,285	55,723
Univacco Technology, Inc.	2,000	1,922
Universal Cement Corp.	15,000	11,321
Universal Vision Biotechnology Co. Ltd.	3,000	26,714
Unizyx Holding Corp.(1)	30,000	28,301
UPC Technology Corp.	63,000	36,958
Userjoy Technology Co. Ltd.	4,000	11,073
USI Corp.	47,000	41,051
Utechzone Co. Ltd.	6,000	17,301
Vanguard International Semiconductor Corp.	46,000	168,728
Ventec International Group Co. Ltd.	2,000	6,458
Visual Photonics Epitaxy Co. Ltd.	9,000	29,909
Voltronic Power Technology Corp.	1,000	50,539
Wafer Works Corp.	8,000	17,081
Wah Lee Industrial Corp.	12,100	42,950
Walsin Lihwa Corp.(2)	111,000	178,497
Walsin Technology Corp.	10,000	39,544
Walton Advanced Engineering, Inc.	12,000	6,058
Wan Hai Lines Ltd.	25,900	138,631
WEI Chih Steel Industrial Co. Ltd.(1)	18,000	20,288
Wei Chuan Foods Corp.	9,000	6,465
Weikeng Industrial Co. Ltd.	36,000	38,335
Well Shin Technology Co. Ltd.	5,000	7,579
Weltrend Semiconductor	2,000	4,809
Wholetech System Hitech Ltd.	6,000	9,854
Win Semiconductors Corp.	9,000	69,495
Winbond Electronics Corp.	92,000	91,842
Winstek Semiconductor Co. Ltd.	9,000	16,078
WinWay Technology Co. Ltd.	2,000	27,088
Wisdom Marine Lines Co. Ltd.	30,047	100,086
Wistron Corp.	138,000	134,493
Wistron Information Technology & Services Corp.	2,000	5,835
Wistron NeWeb Corp.	25,000	55,522
Wiwynn Corp.	1,000	31,504
Wowprime Corp.	4,000	15,934
WPG Holdings Ltd.(1)	46,000	83,425
WT Microelectronics Co. Ltd.	29,000	74,586
WUS Printed Circuit Co. Ltd.	10,800	10,767
Xander International Corp.(1)	8,000	7,346
XinTec, Inc.	11,000	55,443
Xxentria Technology Materials Corp.	1,000	2,312
Yageo Corp.	13,801	190,894
Yang Ming Marine Transport Corp.(1)	72,000	305,767
YC INOX Co. Ltd.	14,000	14,721
YCC Parts Manufacturing Co. Ltd.	1,000	1,361
Yea Shin International Development Co. Ltd.	5,000	4,089
Yem Chio Co. Ltd.	13,771	7,494
Yeong Guan Energy Technology Group Co. Ltd.	12,000	22,154

YFY, Inc.	82,000	80,928
Yi Jinn Industrial Co. Ltd.(1)	7,000	4,645
Yieh Phui Enterprise Co. Ltd.(1)(2)	45,000	31,516
Yonyu Plastics Co. Ltd.	1,000	1,200
Young Fast Optoelectronics Co. Ltd.(1)	4,000	4,244
Youngtek Electronics Corp.	9,000	23,350
Yuanta Financial Holding Co. Ltd.	310,600	259,264
Yulon Finance Corp.	12,865	95,951
Yulon Motor Co. Ltd.	43,357	66,084
YungShin Global Holding Corp.	1,000	1,446
Zeng Hsing Industrial Co. Ltd.	2,000	9,528
Zenitron Corp.	2,000	2,586
Zero One Technology Co. Ltd.	2,315	3,310
Zhen Ding Technology Holding Ltd.	34,000	140,574
Zig Sheng Industrial Co. Ltd.	22,000	10,200
Zinwell Corp.(1)	18,000	10,415
Zippy Technology Corp.	11,000	16,329
ZongTai Real Estate Development Co. Ltd.	6,000	7,453
		35,804,691
Thailand — 2.4%
AAPICO Hitech PCL, NVDR	10,890	7,637
Advanced Info Service PCL, NVDR	23,200	146,964
Advanced Information Technology PCL, NVDR	50,000	10,133
AEON Thana Sinsap Thailand PCL, NVDR	6,200	34,567
Airports of Thailand PCL, NVDR(1)	33,200	67,637
Amanah Leasing PCL, NVDR	9,200	1,354
Amata Corp. PCL, NVDR	23,700	13,904
AP Thailand PCL, NVDR	222,000	72,644
Aqua Corp. PCL, NVDR(1)	783,300	13,456
Asia Plus Group Holdings PCL, NVDR	240,200	22,871
Asia Sermkij Leasing PCL, NVDR	1,800	2,218
Asian Sea Corp. PCL, NVDR	9,900	4,738
Asset World Corp. PCL, NVDR	171,600	25,575
B Grimm Power PCL, NVDR	9,700	9,759
Bangchak Corp. PCL, NVDR	80,600	77,365
Bangkok Airways PCL, NVDR(1)	31,300	9,792
Bangkok Aviation Fuel Services PCL, NVDR(1)	1,000	833
Bangkok Bank PCL, NVDR	9,600	36,718
Bangkok Chain Hospital PCL, NVDR	64,000	37,993
Bangkok Dusit Medical Services PCL, NVDR	139,800	105,170
Bangkok Expressway & Metro PCL, NVDR	140,900	37,630
Bangkok Land PCL, NVDR	666,800	19,695
Bangkok Life Assurance PCL, NVDR	29,200	33,346
Banpu PCL, NVDR	331,266	119,927
Banpu Power PCL, NVDR	9,700	4,504
BCPG PCL, NVDR	8,700	2,999
BEC World PCL, NVDR	74,300	33,676
Berli Jucker PCL, NVDR	15,100	15,981
Better World Green PCL, NVDR(1)	686,100	19,246
BG Container Glass PCL, NVDR	26,300	8,215
BTS Group Holdings PCL, NVDR	87,900	22,836
Bumrungrad Hospital PCL, NVDR	9,400	47,933
Cal-Comp Electronics Thailand PCL, NVDR	117,135	8,575
Carabao Group PCL, NVDR	7,200	23,199
Central Pattana PCL, NVDR	36,500	68,441

Central Plaza Hotel PCL, NVDR(1)	1,900	2,331
Central Retail Corp. PCL, NVDR	34,541	38,329
CH Karnchang PCL, NVDR	87,000	53,040
Charoen Pokphand Foods PCL, NVDR	96,400	73,099
Chularat Hospital PCL, NVDR	279,700	30,392
CK Power PCL, NVDR	6,000	954
Com7 PCL, NVDR	36,200	39,885
CP ALL PCL, NVDR	78,000	150,872
Delta Electronics Thailand PCL, NVDR	1,500	15,077
Dhipaya Group Holdings PCL, NVDR(1)	5,900	11,366
Diamond Building Products PCL, NVDR	5,000	1,093
Dohome PCL, NVDR	4,549	2,525
Dynasty Ceramic PCL, NVDR	269,300	22,502
Eastern Polymer Group PCL, NVDR	42,400	12,489
Eastern Water Resources Development and Management PCL, NVDR	2,900	534
Ekachai Medical Care PCL, NVDR	50,336	11,908
Electricity Generating PCL, NVDR	9,300	48,869
Energy Absolute PCL, NVDR	22,100	57,834
Erawan Group PCL, NVDR(1)	15,660	1,747
Esso Thailand PCL, NVDR(1)	67,300	20,178
GFPT PCL, NVDR	27,500	13,409
Global Power Synergy PCL, NVDR	12,600	24,518
Gulf Energy Development PCL, NVDR	32,100	45,439
Gunkul Engineering PCL, NVDR	152,900	25,806
Haad Thip PCL, NVDR	1,400	1,238
Hana Microelectronics PCL, NVDR	17,600	24,065
Home Product Center PCL, NVDR	166,100	72,092
Humanica PCL, NVDR	27,200	10,081
Ichitan Group PCL, NVDR	20,000	5,569
Indorama Ventures PCL, NVDR	51,800	74,319
Interlink Communication PCL, NVDR	21,100	5,386
IRPC PCL, NVDR	414,800	41,809
IT City PCL (NVDR), NVDR	50,100	15,665
Italian-Thai Development PCL, NVDR(1)	149,800	8,653
Jasmine International PCL, NVDR(1)	389,500	39,806
Jay Mart PCL, NVDR	13,800	24,456
JMT Network Services PCL, NVDR	16,697	37,706
JWD Infologistics PCL, NVDR	30,600	14,224
KCE Electronics PCL, NVDR	18,300	35,224
KGI Securities Thailand PCL, NVDR	97,400	15,081
Khon Kaen Sugar Industry PCL, NVDR	55,500	6,283
Kiatnakin Phatra Bank PCL, NVDR	16,500	34,700
Krung Thai Bank PCL, NVDR	125,100	55,162
Krungthai Card PCL, NVDR	28,400	50,757
Land & Houses PCL, NVDR	270,800	70,815
Lanna Resources PCL, NVDR	38,500	22,059
LPN Development PCL, NVDR	37,300	5,100
Major Cineplex Group PCL, NVDR	17,300	10,800
Master Ad PCL, NVDR(1)	596,800	12,547
MBK PCL, NVDR(1)	22,800	9,523
MC Group PCL, NVDR	4,300	1,181
MCS Steel PCL, NVDR	43,200	15,902
Mega Lifesciences PCL, NVDR	26,600	40,437
MFEC PCL, NVDR	43,100	12,458
Minor International PCL, NVDR(1)	80,800	82,540

MK Restaurants Group PCL, NVDR	9,400	14,486
Muangthai Capital PCL, NVDR	21,600	31,026
Nex Point Parts PCL, NVDR(1)	9,400	4,910
Noble Development PCL, NVDR	40,800	6,084
Origin Property PCL, NVDR	60,500	19,235
Osotspa PCL, NVDR	20,100	20,377
Plan B Media PCL, NVDR(1)	144,504	32,928
Polyplex Thailand PCL, NVDR	13,000	9,340
Precious Shipping PCL, NVDR	61,900	35,787
Premier Marketing PCL, NVDR	3,900	1,046
Prima Marine PCL, NVDR	39,800	7,147
Property Perfect PCL, NVDR	42,735	537
Pruksa Holding PCL, NVDR	61,600	24,270
PTG Energy PCL, NVDR	67,400	28,712
PTT Exploration & Production PCL, NVDR	36,800	181,182
PTT Global Chemical PCL, NVDR	56,100	78,927
PTT Oil & Retail Business PCL, NVDR	85,200	68,910
PTT PCL, NVDR	175,000	194,872
Quality Houses PCL, NVDR	618,800	40,119
R&B Food Supply PCL, NVDR	8,900	4,103
Raimon Land PCL, NVDR(1)	40,600	997
Rajthanee Hospital PCL, NVDR	10,300	10,690
Ratch Group PCL, NVDR	28,200	34,427
Ratchthani Leasing PCL, NVDR	172,650	22,958
Regional Container Lines PCL, NVDR	31,100	41,981
Rojana Industrial Park PCL, NVDR	6,800	1,242
RS PCL, NVDR	38,900	18,048
S 11 Group PCL, NVDR	4,200	706
Samart Digital PCL, NVDR(1)	296,000	3,467
Sansiri PCL, NVDR	1,174,700	39,097
Sappe PCL, NVDR	11,000	11,399
SC Asset Corp. PCL, NVDR	164,100	16,488
SCB X PCL, NVDR(1)	21,200	70,006
SEAFCO PCL, NVDR(1)	5,200	559
Sermsang Power Corp. Co. Ltd., NVDR	35,332	10,194
Siam Cement PCL, NVDR	12,500	135,655
Siam City Cement PCL, NVDR	1,800	8,230
Siam Global House PCL, NVDR	19,362	11,943
Siam Makro PCL, NVDR	5,200	5,697
Siamgas & Petrochemicals PCL, NVDR	27,100	9,259
Singha Estate PCL, NVDR(1)	20,100	1,168
Sino-Thai Engineering & Construction PCL, NVDR	92,100	35,178
SNC Former PCL, NVDR	35,500	19,700
Somboon Advance Technology PCL, NVDR	2,000	1,132
SPCG PCL, NVDR	13,200	6,590
Sri Trang Agro-Industry PCL, NVDR	44,100	31,755
Srisawad Corp. PCL, NVDR	25,500	41,289
Srisawad Finance PCL, NVDR	4,400	4,040
Srivichai Vejvivat PCL, NVDR	25,600	8,074
Star Petroleum Refining PCL, NVDR	67,500	24,053
Stars Microelectronics Thailand PCL, NVDR	33,500	4,593
STP & I PCL, NVDR(1)	59,900	7,534
Supalai PCL, NVDR	60,700	36,185
Super Energy Corp. PCL, NVDR	762,900	18,927
Susco PCL, NVDR	10,600	1,077

Synnex Thailand PCL, NVDR	11,700	7,560
Taokaenoi Food & Marketing PCL, NVDR	16,200	3,663
Thai Airways International PCL, NVDR(1)	6,800	660
Thai Oil PCL, NVDR	46,900	78,748
Thai Union Group PCL, NVDR	97,200	48,799
Thai Vegetable Oil PCL, NVDR	33,600	31,893
Thaicom PCL, NVDR	73,800	20,066
Thaifoods Group PCL, NVDR	70,100	10,536
Thanachart Capital PCL, NVDR	10,700	12,508
Thonburi Healthcare Group PCL, NVDR	24,400	53,432
Thoresen Thai Agencies PCL, NVDR	68,300	20,118
Tipco Asphalt PCL, NVDR	46,800	22,971
Tisco Financial Group PCL, NVDR	12,600	33,760
TMBThanachart Bank PCL, NVDR	219,700	8,135
TOA Paint Thailand PCL, NVDR	15,900	13,327
Total Access Communication PCL, NVDR	15,400	19,307
TPI Polene PCL, NVDR	156,800	7,370
TPI Polene Power PCL, NVDR	54,800	5,956
TQM Corp. PCL, NVDR	7,200	10,026
True Corp. PCL, NVDR	593,900	76,242
TTW PCL, NVDR	14,400	4,628
U City PCL, NVDR(1)	368,200	15,363
Unique Engineering & Construction PCL, NVDR(1)	4,000	582
Univanich Palm Oil PCL, NVDR	80,500	21,652
VGI PCL, NVDR	28,860	4,509
WHA Corp. PCL, NVDR	142,800	13,337
Workpoint Entertainment PCL, NVDR	14,600	10,134
WP Energy PCL, NVDR	5,900	838
Xspring Capital PCL, NVDR(1)	107,200	5,859
Zen Corp. Group PCL, NVDR(1)	2,200	765
		4,788,445
Turkey — 0.5%
AG Anadolu Grubu Holding AS	1,279	3,106
Akbank T.A.S.	118,317	60,042
Aksa Akrilik Kimya Sanayii AS	3,764	13,374
Aksa Enerji Uretim AS(1)	15,862	20,403
Aksigorta AS(1)	9,932	1,913
Alarko Holding AS	3,317	6,047
Anadolu Anonim Turk Sigorta Sirketi(1)	5,534	1,924
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,095	5,330
Arcelik AS	470	2,230
Aselsan Elektronik Sanayi Ve Ticaret AS	8,801	13,108
Bagfas Bandirma Gubre Fabrikalari AS(1)	3,765	4,165
Baticim Bati Anadolu Cimento Sanayii AS(1)	2,996	4,035
Bera Holding AS(1)	2,301	1,413
BIM Birlesik Magazalar AS	7,140	35,893
Cemtas Celik Makina Sanayi Ve Ticaret AS	729	1,198
Cimsa Cimento Sanayi VE Ticaret AS	1,448	3,131
Coca-Cola Icecek AS	1,377	10,923
Dogan Sirketler Grubu Holding AS	15,748	3,819
Dogus Otomotiv Servis ve Ticaret AS	3,638	15,405
EGE Endustri VE Ticaret AS	21	2,209
Enerjisa Enerji AS	9,053	8,169
Eregli Demir ve Celik Fabrikalari TAS	26,105	54,316
Ford Otomotiv Sanayi AS	1,168	21,949

GSD Holding AS(1)	63,384	16,730
Haci Omer Sabanci Holding AS	62,822	81,429
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	8,190	10,181
Is Finansal Kiralama AS(1)	5,787	1,374
Is Yatirim Menkul Degerler AS	1,327	1,579
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	17,876	12,286
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	52,809	47,422
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	11,042	7,676
Kartonsan Karton Sanayi ve Ticaret AS	321	1,276
KOC Holding AS	17,503	42,853
Koza Altin Isletmeleri AS(1)	720	8,672
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	12,688	23,231
Logo Yazilim Sanayi Ve Ticaret AS	1,020	2,513
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	1,566	3,781
Migros Ticaret AS(1)	3,677	9,978
MLP Saglik Hizmetleri AS(1)	4,033	8,627
NET Holding AS(1)	2,629	2,065
Nuh Cimento Sanayi AS	462	1,659
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	67,032	11,241
Otokar Otomotiv Ve Savunma Sanayi A.S.	392	10,271
Pegasus Hava Tasimaciligi AS(1)	1,470	12,758
Petkim Petrokimya Holding AS(1)	36,883	22,292
Sasa Polyester Sanayi AS(1)	4,584	10,121
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,189	961
Sok Marketler Ticaret AS	7,558	6,181
TAV Havalimanlari Holding AS(1)	4,174	11,553
Tekfen Holding AS	4,089	4,905
Tofas Turk Otomobil Fabrikasi AS	4,881	22,552
Turk Hava Yollari AO(1)	16,368	49,793
Turk Traktor ve Ziraat Makineleri AS	343	5,068
Turkcell Iletisim Hizmetleri AS, ADR	11,052	33,156
Turkiye Halk Bankasi AS(1)	30,178	10,656
Turkiye Is Bankasi AS, C Shares	45,470	29,960
Turkiye Petrol Rafinerileri AS(1)	3,354	54,415
Turkiye Sigorta AS	4,436	1,305
Turkiye Sinai Kalkinma Bankasi AS(1)	119,810	16,190
Turkiye Sise ve Cam Fabrikalari AS	17,915	22,907
Turkiye Vakiflar Bankasi TAO, D Shares(1)	11,240	2,926
Vestel Elektronik Sanayi ve Ticaret AS	1,746	2,869
Yapi ve Kredi Bankasi AS	205,561	57,796
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,668	2,274
Yesil Yapi Endustrisi AS(1)	21,886	1,334
Zorlu Enerji Elektrik Uretim AS(1)	5,104	655
		981,573
TOTAL COMMON STOCKS (Cost $200,935,687)		193,146,577
RIGHTS†
Malaysia†
Yinson Holdings Bhd(1)	37,520	8,998
South Korea†
Ecopro BM Co. Ltd.(1)	6	749
Thailand†
Ratch Group PCL(1)	14,100	1,648
TOTAL RIGHTS (Cost $—)		11,395

WARRANTS†
Malaysia†
Eco World Development Group Bhd(1)		19,020	500
Perak Transit Bhd(1)		1,391	48
PESTECH International Bhd(1)		2,962	145
Vizione Holdings Bhd(1)		2,768	6
			699
Thailand†
Aqua W3 R(1)		391,650	1,030
Erawan Group PCL, NVDR(1)		1,243	36
MBK PCL(1)		912	301
Minor International PCL, NVDR(1)		466	86
TMBThanachart Bank PCL(1)		2,197	25
VGI PCL(1)		6,660	60
			1,538
TOTAL WARRANTS (Cost $—)			2,237
CORPORATE BOND†
India†
Britannia Industries Ltd., (Acquired 5/25/21, Cost $1,668), 5.50%, 6/3/24(3) (Cost $433)	INR	31,523	396
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio(4) (Cost $3,807,800)		3,807,800	3,807,800
TOTAL SHORT-TERM INVESTMENTS (Cost $3,807,800)			3,807,800
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $204,743,920)			196,968,405
OTHER ASSETS AND LIABILITIES — (1.4)%			(2,773,430)
TOTAL NET ASSETS — 100.0%			$194,194,975

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	June 2022	$619,688	$(9,237)
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.7%
Information Technology	19.2%
Materials	12.8%
Consumer Discretionary	12.1%
Industrials	8.7%
Communication Services	6.9%
Energy	5.8%
Consumer Staples	5.2%
Utilities	3.3%
Health Care	3.2%
Real Estate	2.5%
Short-Term Investments	2.0%
Other Assets and Liabilities	(1.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
INR	-	Indian Rupee
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,048,941. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $396, which represented less than 0.05% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,695,892, which includes securities collateral of $6,888,092.
(5)Securities may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	6,329,496	6,363,276	—
Chile	372,883	856,897	—
China	11,333,962	40,514,370	—
Colombia	219,696	304,976	—
India	2,489,741	27,566,921	—
Indonesia	448,944	3,805,599	—
Mexico	1,650,813	3,194,866	—
Peru	518,018	—	—
Philippines	80,046	1,695,311	—
Russia	507	19,953	—
South Africa	1,454,662	6,956,028	—
South Korea	2,059,819	26,496,527	—
Taiwan	6,820,264	28,984,427	—
Turkey	33,156	948,417	—
Other Countries	—	11,627,002	—
Rights	—	11,395	—
Warrants	—	2,237	—
Corporate Bonds	—	396	—
Short-Term Investments	3,807,800	—	—
	37,619,807	159,348,598	—
Liabilities
Other Financial Instruments
Futures Contracts	9,237	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.